As filed with the Securities and Exchange Commission on December 5, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21715

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer
Lehman Brothers Institutional Liquidity Funds
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2009

Date of reporting period: September 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders.

Lehman Brothers
Institutional Liquidity Funds

Institutional Class

Cash Management Class

Capital Class

Select Class

Administrative Class

Service Class

Premier Class

Money Market Portfolio

Prime Portfolio

Government Portfolio

Government Reserves Portfolio

Neuberger Berman Treasury Fund

Tax-Exempt Portfolio

Municipal Portfolio

Semi-Annual Report

September 30, 2008

Contents

THE PORTFOLIOS

Chairman's Letter	1

PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

Money Market Portfolio	3

Prime Portfolio	3

Government Portfolio	6

Government Reserves Portfolio	6

Neuberger Berman Treasury Fund	6

Tax-Exempt Portfolio	8

Municipal Portfolio	11

Portfolio Expense Information	18

FINANCIAL STATEMENTS	22

FINANCIAL HIGHLIGHTS/PER SHARE DATA

Money Market Portfolio	43

Prime Portfolio	47

Government Portfolio	51

Government Reserves Portfolio	55

Neuberger Berman Treasury Fund	59

Tax-Exempt Portfolio	63

Municipal Portfolio	70

THE MASTER SERIES'

SCHEDULE OF INVESTMENTS

Money Market Master Series	79

Prime Master Series	81

Government Master Series	82

Government Reserves Master Series	83

Treasury Master Series	84

Tax-Exempt Master Series	85

Municipal Master Series	89

FINANCIAL STATEMENTS	96

FINANCIAL HIGHLIGHTS

Money Market Master Series	108

Prime Master Series	109

Government Master Series	110

Government Reserves Master Series	111

Treasury Master Series	112

Tax-Exempt Master Series	113

Municipal Master Series	114

Directory	116

Proxy Voting Policies and Procedures	117

Quarterly Portfolio Schedule	117

Board Consideration of the Management and Sub-Advisory Agreements	117

©2008 Lehman Brothers Asset Management LLC All rights reserved.

Chairman's Letter

Dear Shareholder,

I am pleased to present to you this semi-annual report for the Lehman Brothers Institutional Liquidity Funds for the six-month period ended September 30, 2008. The report includes portfolio manager commentaries, a listing of Fund investments and their unaudited financial statements for the reporting period.

The six-month period was difficult for the capital markets, characterized by an intensifying credit crisis, concerns about economic growth and dramatic changes in the financial landscape involving high profile failures, mergers and federal bailouts of once dominant financial institutions. Seeking to stem the tide, the U.S. government engaged in a number of interventions, most prominently in approving (shortly after the period's close) an historic rescue package involving the purchase of subprime mortgage debt now burdening financial company balance sheets. The Federal Reserve, for its part, continued to look for ways to introduce liquidity into the economy, both through lending facilities and (again, post-period) rate cuts coordinated with other central banks.

Throughout the market turmoil, our Funds admirably served their function of providing yield while preserving investor capital. To offer additional assurance to investors, we also have elected to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds, under which the Treasury will guarantee investors $1.00 per share for each share held on September 19, 2008 of any eligible money market fund that participates. The insurance program currently runs until December 18, 2008, after which the Treasury may elect to extend it for an additional period, but not beyond September 18, 2009.

Please be assured that we will continue to rigorously apply our investment discipline as we work through this difficult period for the markets. Thank you for your trust in us. We look forward to continuing to serve you in the years ahead.

Sincerely,

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

Institutional Liquidity Funds Commentaries

We are pleased to report that both the Money Market Portfolio Institutional Class and the Prime Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Taxable First Tier Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to take over the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period ended and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had lowered rates an additional two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Money Market Portfolio

For the six-month period ended September 30, 2008, the Money Market Portfolio Institutional Class returned 1.30% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Portfolio ended the period with a 1.83% seven-day current yield and a 1.85% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The weighted average maturity of the Portfolio decreased during the period from 38.8 days on March 31, 2008 to 28.7 days on September 30, 2008. As the credit markets seized up during market disruptions, including large bankruptcies, numerous downgrades by the rating agencies and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets, we purchased highly-rated commercial paper and certificates of deposit issued by highly-rated banks. Securities that we purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six-month period. The Portfolio remains extremely liquid with over 40% being in a combination of cash and overnight securities and 100% of the portfolio maturing in less than three months. The credit quality of the Portfolio remains in high quality issuers, with almost 60% of investments in A-1+ rated securities.

Prime Portfolio

For the six-month period ended September 30, 2008, the Prime Portfolio Institutional Class returned 1.28% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 1.21%. The Portfolio closed the period with a 2.26% seven-day current yield and a 2.29% seven-day effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The weighted average maturity of the Portfolio decreased during the period from 41.2 days on March 31, 2008 to 24.3 days on September 30, 2008. As the credit markets seized up during market disruption including large bankruptcies, along with numerous downgrades, and unprecedented actions by the U.S. government to help stimulate liquidity in the credit markets we purchased highly rated commercial paper and certificates of deposit issued by highly rated banks. The securities purchased ranged in maturity from overnight to three months. Our conservative guidelines and stringent credit policies enabled us to limit exposure to products and issuers that experienced problems during the six month period. The Portfolio remains extremely liquid with over 34% being in a combination of cash and overnight securities and 100% of the portfolio maturing in less than three months. The credit quality of the Portfolio remains in high quality issuers, with over 70% of investments in A-1+ rated securities.

Sincerely,

JOHN C. DONOHUE AND TIMOTHY J. ROBEY
PORTFOLIO CO-MANAGERS

Institutional Liquidity Funds

TICKER SYMBOLS

MONEY MARKET PORTFOLIO

Institutional Class:	LBBXX
Cash Management Class:	LBDXX
Capital Class:	LBFXX
Select Class:	LBGXX
Administrative Class:	LBHXX
Service Class:	LBJXX
Premier Class:	LBKXX

TICKER SYMBOLS

PRIME PORTFOLIO

Institutional Class:	LBLXX
Cash Management Class:	LBQXX
Capital Class:	LBSXX
Select Class:	LBVXX
Administrative Class:	LBWXX
Service Class:	LBYXX
Premier Class:	LBZXX

MONEY MARKET MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	10.2%
8 – 30 Days	45.0
31 – 90 Days	44.8
91 – 180 Days	0.0
181 + Days	0.0

PRIME MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	32.0%
8 – 30 Days	30.2
31 – 90 Days	37.8
91 – 180 Days	0.0
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Money Market Portfolio	1.83%	1.85%	1.70%	1.71%	1.65%	1.66%	1.60%	1.61%	1.50%	1.51%	1.35%	1.36%	1.26%	1.27%
Prime Portfolio	2.26%	2.29%	2.16%	2.18%	2.11%	2.13%	2.06%	2.08%	1.96%	1.98%	1.81%	1.83%	1.71%	1.72%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Money Market Portfolio were 0.29%, 0.33%, 0.36%, 0.41%, 0.51%, 0.66% and 0.76% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Prime Portfolio were 0.21%, 0.26%, 0.31%, 0.36%, 0.47%, 0.62% and 0.71% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Government Portfolio Institutional Class and the Government Reserves Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Government & Agencies Institutional Average while the Neuberger Berman Treasury Fund Institutional Class outperformed the iMoneyNet Money Fund Report Treasury & Repo Institutional Average for the six-month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

In the tax-exempt sector, the bank failures presented unique challenges. Banks provide various forms of a credit enhancement to 95% of the tax-exempt variable rate demand obligation market. As banks folded, managers of tax-free portfolios were forced to liquidate substantial holdings and find new banks or guarantors to replace these once top-pedigree banks.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Federal Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, reaching a low rate of 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices for oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Government Portfolio

For the six-month period ended September 30, 2008, the Government Portfolio Institutional Class returned 1.11% compared to the iMoneyNet Money Fund Report Government & Agencies Institutional Average's 1.01%. The Portfolio closed the period with a 1.30% seven-day current yield and a 1.31% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio has placed an emphasis on liquidity given the dire state of the credit markets, which led to the effective bailout of Fannie Mae and Freddie Mac. The Portfolio is heavily weighted in overnight repurchase agreements backed by U.S. government securities equal in value to 102% of the amount due to the Portfolio. The weighted average maturity of the Portfolio was 24.6 days as of the end of the period.

Government Reserves Portfolio

For the six-month period ended September 30, 2008, the Government Reserves Portfolio Institutional Class returned 1.07% compared to the iMoneyNet Money Fund Report Government and Agencies Institutional Average's 1.01%. The Portfolio closed the period with a 1.10% seven-day current yield and a 1.11% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

The Portfolio has placed an emphasis on liquidity given the dire state of the credit markets, which led to the bail out of Fannie Mae and Freddie Mac. The weighted average maturity of the Portfolio was 27.1 days at the end of the period.

Neuberger Berman Treasury Fund

For the six-month period ended September 30, 2008, the Neuberger Berman Treasury Fund, formerly Treasury Portfolio, Institutional Class returned 0.90% compared to the iMoneyNet Money Fund Report Treasury & Repo Institutional Average's 0.78%. The Fund closed the period with a 0.13% seven-day current yield and a 0.13% seven-day effective yield; these more closely reflect current earnings than six-month figures. (Performance information for the other classes of the Fund is available in the chart following this commentary.)

The Fund was 100% invested in overnight repurchase agreements entirely backed by U.S. Treasury collateral. Over time, in our opinion, repurchase agreements offer incremental yield over Treasury issues such as bills although yields on both have been driven to historic lows on the back of a flight to quality bid. The Fund's weighted average maturity ended the period at one day.

Sincerely,

John C. Donohue and Eric D. Hiatt
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOLS

GOVERNMENT PORTFOLIO

Institutional Class:	LHBXX
Cash Management Class:	LHCXX
Capital Class:	LHDXX
Select Class:	LHFXX
Administrative Class:	LHGXX
Service Class:	LHHXX
Premier Class:	LHJXX

TICKER SYMBOLS

GOVERNMENT RESERVES PORTFOLIO

Institutional Class:	LGAXX
Cash Management Class:	LGBXX
Capital Class:	LGCXX
Select Class:	LGDXX
Administrative Class:	LGEXX
Service Class:	LGFXX
Premier Class:	LGGXX

TICKER SYMBOLS

NEUBERGER BERMAN TREASURY FUND

Institutional Class:	LHKXX
Cash Management Class:	LHLXX
Capital Class:	LHMXX
Select Class:	LHNXX
Administrative Class:	LHPXX
Service Class:	LHRXX
Premier Class:	LHSXX

GOVERNMENT MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	80.7%
8 – 30 Days	0.9
31 – 90 Days	7.8
91 – 180 Days	7.1
181 + Days	3.5

GOVERNMENT RESERVES MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	85.6%
8 – 30 Days	0.4
31 – 90 Days	0.1
91 – 180 Days	7.1
181 + Days	6.8

TREASURY MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	100.0%
8 – 30 Days	0.0
31 – 90 Days	0.0
91 – 180 Days	0.0
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current and seven-day effective yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]		Cash Management Class[3]		Capital Class[2]		Select Class[6]		Administrative Class[1]		Service Class[7]		Premier Class[5]
	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield	7-day Current Yield	7-day Effective Yield
Government Portfolio	1.30%	1.31%	1.19%	1.20%	1.14%	1.15%	1.09%	1.10%	1.00%	1.00%	0.84%	0.84%	0.74%	0.74%

Government Reserve Portfolio	1.10%	1.11%	1.00%	1.00%	0.95%	0.95%	0.90%	0.90%	0.80%	0.80%	0.65%	0.65%	0.55%	0.55%

Neuberger Berman Treasury Fund	0.13%	0.13%	0.07%	0.07%	0.04%	0.04%	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, call 888.556.9030. The composition, industries and holdings of each fund are subject to change.

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Government Portfolio were 0.22%, 0.28%, 0.33%, 0.37%, 0.46%, 0.63% and 0.73% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Government Reserves Portfolio were 0.26%, 0.33%, 0.38%, 0.43%, 0.53%, 0.68% and 0.78% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Neuberger Berman Treasury Fund were 0.22%, 0.30%, 0.35%, 0.40%, 0.50%, 0.65% and 0.69% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.69% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Tax-Exempt Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the six month period ended September 30, 2008.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in home prices on record. The Fed reacted by lowering the Fed Fund rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mae and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapse, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks, such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

In the tax-exempt sector, the bank failures presented unique challenges. Banks provide various forms of a credit enhancement to 95% of the tax-exempt variable rate demand obligation market. As banks folded, managers of tax-free portfolios were forced to liquidate substantial holdings and find new banks or guarantors to replace these once top-pedigree banks.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, reaching a low rate of just 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information8

For the six month period ended September 30, 2008, the Tax-Exempt Portfolio Institutional Class returned 1.38%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average's 0.95%. The Portfolio closed the reporting period with a 3.04% seven-day current yield and a 3.09% seven-day effective yield as well as a 4.68% seven-day tax-equivalent current yield and a 4.79% tax-equivalent effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure the issuers are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past year, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Portfolio met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian J. Lind
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOL

TAX EXEMPT PORTFOLIO

Institutional Class:	LHTXX
Cash Management Class:	LHUXX
Capital Class:	LHVXX
Select Class:	LHWXX
Administrative Class:	LHXXX
Service Class:	LHYXX
Premier Class:	LHZXX

TAX-EXEMPT MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	78.2%
8 – 30 Days	2.4
31 – 90 Days	4.1
91 – 180 Days	11.3
181 + Days	4.0

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	3.04%	3.09%	4.79%	2.93%	2.97%	4.61%	2.88%	2.92%	4.53%	2.83%	2.87%	4.44%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Tax-Exempt Portfolio	2.73%	2.77%	4.29%	2.58%	2.61%	4.05%	2.50%	2.53%	3.92%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Tax-Exempt Portfolio were 0.42%, 0.42%, 0.59%, 0.64%, 0.74%, 0.89% and 0.95% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Institutional Liquidity Funds Commentaries

We are pleased to report that the Municipal Portfolio Institutional Class outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average during the six-month period ended September 30, 2008. The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The reporting period was highlighted by a massive flight to quality by investors, record levels of volatility, a major credit crunch and a wide range of aggressive plans by the federal government to loosen credit conditions and shore up the ailing economy.

The period started off with new indications that confirmed investors' fears of a continuing economic slowdown. In April, data revealed that housing starts reached a 17-year low while the S&P/Case–Shiller Home Price Indices showed the biggest annual drop in homes prices on record. The Fed reacted by lowering the Fed Funds rate a quarter of a percentage point to 2% on the last day of April with hopes of minimizing any future economic downturn.

As the six-month period progressed, debt holdings backed by defaulted mortgages continued to cause widespread pain in the fixed income market. As the economy continued to slow, mortgage providers Fannie Mac and Freddie Mac, which either own or insure half of the U.S. mortgage market, neared collapsed, prompting the federal government to bailout the troubled companies in September and provide them with fresh capital.

In September, the debt debacle reached new milestones as Lehman Brothers sought bankruptcy protection and Merrill Lynch agreed to be acquired by Bank of America. In addition, AIG, which insures debt owned by many financial institutions, revealed that it, too, was faltering, prompting a move by the federal government to engineer an $80 billion bailout of the troubled company. Other banks such as Wachovia and Washington Mutual, were stung by a lack of confidence surrounding their mortgage-related holdings.

The developments caused many investors to panic and sell equities, bonds and even short-term debt such as commercial paper. As part of the sell-off, many investors liquidated money market fund holdings, using the proceeds to purchase short-term Treasuries; the latter eventually reached a premium so high that they briefly carried negative yields. At the end of the reporting period, three-month Treasury bills yielded only 0.92%, compared to the 1.38% yield at the beginning of the six-month period, while yields on two-year U.S. Treasuries rose from 1.62% to 2.00%.

The overall turmoil and loss of confidence caused the Fed to take a range of additional steps, most significantly a $700 billion plan to buy up distressed debt from troubled financial institutions. Although the bailout plan was initially rejected by the U.S. House of Representatives, a revised version was passed after the reporting period and signed into law. As of this writing, bailout architects were also considering purchasing equity stakes in banks, guaranteeing short-term loans that banks make among one another and increasing the size of bank accounts that the FDIC will insure beyond the current $100,000 limit. Specifically affecting the money markets, in September, the U.S. Treasury created the Temporary Guarantee Program for Money Market Funds, which extends limited insurance to participating funds on behalf of investors.

The Fed, meanwhile, continued to walk a fine line in maintaining monetary policy, leaving the Fed Funds rate unchanged at 2.00% for the last five months of the reporting period. (As of this writing, the Fed had just lowered rates another two times, bringing the rate to 1.00%. Interest rates were also cut by central banks in South Korea, Hong Kong, Taiwan, England, China, Canada, Sweden and Switzerland and by the European Central Bank. The rate cuts marked the first time in history that so many banks have launched a coordinated attack against a slowing economy.)

Early in the reporting period, the Fed had expressed concern that rising commodity prices, including for oil and various food items, could spark inflation. Such fears appear to have subsided as many indicators point to an economic slowdown. Indeed, jobs have been shed every month this calendar year; if this continues, we believe the trend could exacerbate the slowdown at a time when mortgage delinquencies are rising and home prices are declining. Moreover, the economy has yet to feel the full effect of variable-rate mortgages resetting to higher rates.

Overall, investor sentiment will remain hugely important in the coming months, as a positive reaction to the global efforts to bail out failed banks and create liquidity could play a major role in getting the economy back on track.

Performance and Yield Information8

For the six-month period ended September 30, 2008, the Municipal Portfolio Institutional Class returned 1.19%, compared to the 0.95% return of the iMoneyNet Money Fund Report Tax-Free National Institutional Average. The Portfolio closed the period with a 3.50% seven-day current yield and a 3.56% seven-day effective yield; as well as a 5.38% seven-day tax-equivalent current yield and a 5.52% tax-equivalent effective yield; these more closely reflect current earnings than the six-month figures. (Performance information for the other classes of the Portfolio is available in the chart following this commentary.)

Our in-house credit team, which consists of four senior credit analysts, has always implemented a "belt and suspenders" approach when analyzing municipal credits. This process involves stripping away all credit enhancements and analyzing the underling issuers to ensure the issuers are of the highest quality and have the ability to meet timely payment of principal and interest.

This credit process involves analyzing the underlying issuer's current financials, cash flows, balance sheet and income statements, debt service levels, and socioeconomics and demographics. Regardless of the type of credit enhancement attached to a specific security, the credit team must feel confident in the underlying issuer's ability to pay. Over the past year, as numerous insurance companies and banks experienced downgrades, we felt confident that the securities in the Portfolio met minimal credit risk. In addition, for those securities that were downgraded on their insurance exposure, the securities were put back to the respective remarketing agents in advance of any downgrades that would have made them ineligible securities.

Sincerely,

William J. Furrer and Kristian J. Lind
Portfolio Co-Managers

Institutional Liquidity Funds

TICKER SYMBOL

MUNICIPAL PORTFOLIO

Institutional Class:	LMAXX
Cash Management Class:	LNBXX
Capital Class:	LMCXX
Select Class:	LMDXX
Administrative Class:	LMEXX
Service Class:	LMFXX
Premier Class:	LMGXX

MUNICIPAL MASTER SERIES

MATURITY DIVERSIFICATION

(% by Maturity)
1 – 7 Days	85.2%
8 – 30 Days	2.2
31 – 90 Days	3.7
91 – 180 Days	8.9
181 + Days	0.0

PERFORMANCE HIGHLIGHTS

The seven-day current, seven-day effective and seven-day tax-equivalent yields as of September 30, 2008 were as follows:8

Lehman Brothers Institutional Liquidity Funds

	Institutional Class[4]			Cash Management Class[3]			Capital Class[2]			Select Class[6]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.50%	3.56%	5.52%	3.45%	3.51%	5.45%	3.40%	3.46%	5.37%	3.35%	3.41%	5.28%

	Administrative Class[1]			Service Class[7]			Premier Class[5]
	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield	7-day Current Yield	7-day Effective Yield	Tax- Equivalent Effective Yield
Municipal Portfolio	3.25%	3.30%	5.12%	3.10%	3.15%	4.88%	3.00%	3.04%	4.73%

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit www.lehman.com/lbilf. The composition, industries and holdings of each fund are subject to change.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

As stated in the Fund's most recent prospectus, the estimated total annual fund operating expense ratios at fiscal year end for the Municipal Portfolio were 0.68%, 0.83%, 1.19%, 1.24%, 1.34%, 1.49% and 1.58% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively (prior to any fee waivers or expense reimbursements). The net expense ratios were 0.20%, 0.25%, 0.30%, 0.35%, 0.45%, 0.60% and 0.70% for Institutional, Cash Management, Capital, Select, Administrative, Service and Premier Class, respectively. Neuberger Berman has contractually agreed to limit certain expenses of the Portfolio through 3/31/2011 for all share classes.

Endnotes

1  Neuberger Berman Management LLC ("Management") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Administrative Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Administrative Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Administrative Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Administrative Class of each Portfolio.

2  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Capital Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Capital Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Capital Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Capital Class of each Portfolio.

3  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Cash Management Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Cash Management Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Cash Management Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30,

Endnotes

2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Cash Management Class of each Portfolio.

4  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Institutional Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 4, 2008 and 0.05% thereafter. Management has voluntarily reimbursed the Institutional Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 8, 2008 and 0.05% thereafter. Management has voluntarily reimbursed the Institutional Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Institutional Class of each Portfolio.

5  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Premier Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Treasury Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Premier Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Premier Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. In addition, Management also voluntarily reimbursed the Premier Class of Neuberger Berman Treasury Fund an additional 0.10%, 0.16%, 0.06% and 0.11% of the class' net assets on March 19, 2008, March 20, 2008, March 24, 2008 and March 26, 2008, respectively. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Premier Class of each Portfolio.

6  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Select Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Select Class of Prime Portfolio an additional 0.10% per annum of the class' average daily

Endnotes

net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Select Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Select Class of each Portfolio.

7  Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay Management for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. In addition to the contractual limitation, Management has voluntarily reimbursed the Service Class of each of Money Market Portfolio, Government Portfolio, Government Reserves Portfolio and Neuberger Berman Treasury Fund and additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed the Service Class of Prime Portfolio an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed the Service Class of each of Tax-Exempt Portfolio and Municipal Portfolio an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. In addition, Management voluntarily reimbursed the Service Class of Neuberger Berman Treasury Fund 0.06% and 0.01% of the class' net assets on March 20, 2008 and March 26, 2008, respectively. For the period ended September 30, 2008, if reimbursements were not made, performance would be lower for the Service Class of each Portfolio.

8  "Current yield" of a money market fund refers to the income generated by an investment in a Portfolio over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund's income is exempt from federal income taxes. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030 or visiting www.lehman.com/lbilf.

Glossary of Indices

iMoneyNet Money Fund Report Taxable First Tier Institutional Average:	Measures the performance of institutional money market mutual funds which invest in anything allowable under SEC regulations governing money market funds, except Second Tier Commercial Paper.

iMoneyNet Money Fund Report Government & Agencies Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

iMoneyNet Money Fund Report Treasury & Repo Institutional Average:	Measures the performance of institutional money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills) and repurchase agreements.

iMoneyNet Money Fund Report Tax-Free National Institutional Average:	Measures all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months or less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that they track and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management LLC and include reinvestment of all dividends and capital gain distributions. The Portfolios may invest in securities not included in the above-described indices.

Information About Your Portfolio's Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each portfolio's proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended September 30, 2008 and held for the entire period. The tables illustrate the portfolio's costs in two ways:

Actual Expenses and Performance:	The first section of the table provides information about actual account values and actual expenses in dollars, based on the portfolio's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the table provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these portfolios versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information as of 9/30/08 (Unaudited)

Lehman Brothers Institutional Liquidity Funds
	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)[2]
	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period[1] 4/1/08 - 9/30/08	Expense Ratio	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period[1] 4/1/08 - 9/30/08	Expense Ratio
Money Market Portfolio
Institutional Class	$1,000.00	$1,013.00	$0.61	.12%	$1,000.00	$1,024.47	$0.61	.12%
Cash Management Class	$1,000.00	$1,012.70	$0.91	.18%	$1,000.00	$1,024.17	$0.91	.18%
Capital Class	$1,000.00	$1,012.40	$1.16	.23%	$1,000.00	$1,023.92	$1.17	.23%
Select Class	$1,000.00	$1,012.10	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Administrative Class	$1,000.00	$1,011.60	$1.92	.38%	$1,000.00	$1,023.16	$1.93	.38%
Service Class	$1,000.00	$1,010.90	$2.67	.53%	$1,000.00	$1,022.41	$2.69	.53%
Premier Class	$1,000.00	$1,010.40	$3.18	.63%	$1,000.00	$1,021.91	$3.19	.63%
Prime Portfolio
Institutional Class	$1,000.00	$1,012.80	$0.56	.11%	$1,000.00	$1,024.52	$0.56	.11%
Cash Management Class	$1,000.00	$1,012.50	$0.86	.17%	$1,000.00	$1,024.22	$0.86	.17%
Capital Class	$1,000.00	$1,012.20	$1.16	.23%	$1,000.00	$1,023.92	$1.17	.23%
Select Class	$1,000.00	$1,011.90	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Administrative Class	$1,000.00	$1,011.50	$1.87	.37%	$1,000.00	$1,023.21	$1.88	.37%
Service Class	$1,000.00	$1,010.70	$2.67	.53%	$1,000.00	$1,022.41	$2.69	.53%
Premier Class	$1,000.00	$1,010.20	$3.17	.63%	$1,000.00	$1,021.91	$3.19	.63%
Government Portfolio
Institutional Class	$1,000.00	$1,011.10	$0.55	.11%	$1,000.00	$1,024.52	$0.56	.11%
Cash Management Class	$1,000.00	$1,010.80	$0.91	.18%	$1,000.00	$1,024.17	$0.91	.18%
Capital Class	$1,000.00	$1,010.50	$1.16	.23%	$1,000.00	$1,023.92	$1.17	.23%
Select Class	$1,000.00	$1,010.30	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Administrative Class	$1,000.00	$1,009.70	$1.91	.38%	$1,000.00	$1,023.16	$1.93	.38%
Service Class	$1,000.00	$1,009.00	$2.67	.53%	$1,000.00	$1,022.41	$2.69	.53%
Premier Class	$1,000.00	$1,008.50	$3.32	.66%	$1,000.00	$1,021.76	$3.35	.66%
Government Reserves Portfolio
Institutional Class	$1,000.00	$1,010.70	$0.60	.12%	$1,000.00	$1,024.47	$0.61	.12%
Cash Management Class	$1,000.00	$1,010.30	$0.96	.19%	$1,000.00	$1,024.12	$0.96	.19%
Capital Class	$1,000.00	$1,010.10	$1.21	.24%	$1,000.00	$1,023.87	$1.22	.24%
Select Class	$1,000.00	$1,009.80	$1.46	.29%	$1,000.00	$1,023.61	$1.47	.29%
Administrative Class	$1,000.00	$1,009.30	$1.96	.39%	$1,000.00	$1,023.11	$1.98	.39%
Service Class	$1,000.00	$1,008.60	$2.72	.54%	$1,000.00	$1,022.36	$2.74	.54%
Premier Class	$1,000.00	$1,008.10	$3.37	.67%	$1,000.00	$1,021.71	$3.40	.67%
Neuberger Berman Treasury Fund
Institutional Class	$1,000.00	$1,009.00	$0.60	.12%	$1,000.00	$1,024.47	$0.61	.12%
Cash Management Class	$1,000.00	$1,008.70	$0.91	.18%	$1,000.00	$1,024.17	$0.91	.18%
Capital Class	$1,000.00	$1,008.50	$1.16	.23%	$1,000.00	$1,023.92	$1.17	.23%
Select Class	$1,000.00	$1,008.20	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Administrative Class	$1,000.00	$1,007.70	$1.91	.38%	$1,000.00	$1,023.16	$1.93	.38%
Service Class	$1,000.00	$1,007.00	$2.67	.53%	$1,000.00	$1,022.41	$2.69	.53%
Premier Class	$1,000.00	$1,006.60	$3.07	.61%	$1,000.00	$1,022.01	$3.09	.61%
Tax-Exempt Portfolio
Institutional Class	$1,000.00	$1,013.80	$0.91	.18%	$1,000.00	$1,024.17	$0.91	.18%
Cash Management Class	$1,000.00	$1,013.60	$1.06	.21%	$1,000.00	$1,024.02	$1.07	.21%
Capital Class	$1,000.00	$1,013.30	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Select Class	$1,000.00	$1,013.00	$1.67	.33%	$1,000.00	$1,023.41	$1.67	.33%
Administrative Class	$1,000.00	$1,012.50	$2.17	.43%	$1,000.00	$1,022.91	$2.18	.43%
Service Class	$1,000.00	$1,011.70	$2.92	.58%	$1,000.00	$1,022.16	$2.94	.58%
Premier Class	$1,000.00	$1,011.20	$3.43	.68%	$1,000.00	$1,021.66	$3.45	.68%

Expense Information as of 9/30/08 cont'd (Unaudited)

	ACTUAL				HYPOTHETICAL (5% ANNUAL RETURN BEFORE EXPENSES)[2]
	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period[1] 4/1/08 - 9/30/08	Expense Ratio	Beginning Account Value 4/1/08	Ending Account Value 9/30/08	Expenses Paid During the Period[1] 4/1/08 - 9/30/08	Expense Ratio
Municipal Portfolio
Institutional Class	$1,000.00	$1,011.90	$0.91	.18%	$1,000.00	$1,024.17	$0.91	.18%
Cash Management Class	$1,000.00	$1,011.50	$1.06	.21%	$1,000.00	$1,024.02	$1.07	.21%
Capital Class	$1,000.00	$1,011.30	$1.41	.28%	$1,000.00	$1,023.66	$1.42	.28%
Select Class	$1,000.00	$1,011.00	$1.66	.33%	$1,000.00	$1,023.41	$1.67	.33%
Administrative Class	$1,000.00	$1,010.50	$2.17	.43%	$1,000.00	$1,022.91	$2.18	.43%
Service Class	$1,000.00	$1,009.80	$2.92	.58%	$1,000.00	$1,022.16	$2.94	.58%
Premier Class	$1,000.00	$1,009.30	$3.43	.68%	$1,000.00	$1,021.66	$3.45	.68%

1  For each class of the fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown), unless otherwise indicated.

2  Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 365.

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Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Funds
(000's omitted except per share amounts)

	MONEY MARKET PORTFOLIO	PRIME PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT RESERVES PORTFOLIO	TREASURY FUND	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investment in corresponding Master Series, at value (Note A)	$7,716	$401,924	$238,141	$220,601	$1,307,941	$133,160	$7,098
Receivable for Fund shares sold	—	—	435	—	—	—	—
Receivable from administrator—net (Note B)	3	—	21	19	—	—	14
Prepaid expenses and other assets	—	—	79	—	42	—	—
Total Assets	7,719	401,924	238,676	220,620	1,307,983	133,160	7,112
Liabilities
Dividends payable	11	287	8	6	608	16	15
Payable for Fund shares redeemed	—	—	—	—	8	—	—
Payable to administrator—net (Note B)	—	71	—	—	16	7	—
Accrued expenses and other payables	76	131	42	93	—	—	98
Total Liabilities	87	489	50	99	632	23	113
Net Assets at value	$7,632	$401,435	$238,626	$220,521	$1,307,351	$133,137	$6,999
Net Assets consist of:
Paid-in capital	$7,637	$401,479	$238,886	$220,747	$1,307,071	$133,082	$7,000
Undistributed net investment income (loss)	—	1	—	—	—	3	—
Distributions in excess of net investment income	—	—	—	—	(15)	—	—
Accumulated net realized gains (losses) on investment	(5)	(45)	(260)	(226)	295	52	(1)
Net Assets at value	$7,632	$401,435	$238,626	$220,521	$1,307,351	$133,137	$6,999
Net Assets
Institutional Class	$3,132	$46,763	$209,884	$188,601	$1,038,927	$76,858	$999
Cash Management Class	750	3,121	999	1,000	1,001	1,999	1,000
Capital Class	750	800	999	1,000	1,000	999	1,000
Select Class	750	800	5,025	1,000	1,000	999	1,000
Administrative Class	750	1,106	1,461	999	1,000	999	1,000
Service Class	750	6,343	999	999	13,487	998	1,000
Premier Class	750	342,502	19,259	26,922	250,936	50,285	1,000
Shares Outstanding ($.001 par value; unlimited shares authorized)
Institutional Class	3,137	46,765	210,113	188,811	1,038,683	76,688	1,000
Cash Management Class	750	3,115	1,000	1,000	1,000	2,002	1,000
Capital Class	750	800	1,000	1,000	1,000	1,000	1,000
Select Class	750	800	5,031	1,000	1,000	1,000	1,000
Administrative Class	750	1,105	1,463	1,000	1,000	1,000	1,000
Service Class	750	6,344	1,000	1,000	13,485	1,000	1,000
Premier Class	750	342,551	19,279	26,936	250,903	50,392	1,000
Net Asset Value, offering and redemption price per share
Institutional Class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Capital Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Select Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Administrative Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Service Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00
Premier Class	1.00	1.00	1.00	1.00	1.00	1.00	1.00

See Notes to Financial Statements 22

Statements of Operations (Unaudited)

Institutional Liquidity Funds
(000's omitted)

	MONEY MARKET PORTFOLIO	PRIME PORTFOLIO	GOVERNMENT PORTFOLIO	GOVERNMENT RESERVES PORTFOLIO	TREASURY FUND	TAX-EXEMPT PORTFOLIO	MUNICIPAL PORTFOLIO
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Investment income from corresponding Master Series (Note A)	$722	$41,530	$17,405	$8,653	$33,272	$6,070	$689
Expenses from corresponding Master Series (Notes A & B)	(28)	(1,627)	(745)	(416)	(1,608)	(307)	(39)
Net investment income from corresponding Master Series	$694	$39,903	$16,660	$8,237	$31,664	$5,763	$650
Expenses:
Administration fees (Note B)	27	1,552	719	378	1,676	301	30
Distribution fees (Note B):
Service Class	1	4	1	1	14	1	1
Premier Class	1	534	12	19	371	70	1
Audit fees	9	4	9	9	5	3	9
Legal fees	2	92	11	7	11	6	6
Registration and filing fees	34	126	97	88	189	74	52
Rating agency fees	—	1	10	2	9	12	4
Shareholder reports	—	58	12	12	15	12	12
Shareholder servicing agent fees (Note B):
Institutional Class	2	80	28	12	39	5	1
Cash Management Class	—	2	—	—	—	1	1
Capital Class	1	1	1	1	1	64	1
Select Class	1	1	4	1	1	1	1
Administrative Class	1	22	34	1	1	1	1
Service Class	1	7	1	1	24	1	1
Premier Class	1	552	12	19	375	70	1
Trustees' fees and expenses	5	5	5	5	5	5	5
Miscellaneous	—	1	—	—	—	—	—
Total expenses	86	3,042	956	556	2,736	627	127
Expenses reimbursed by administrator (Note B)	(55)	(461)	(198)	(173)	(209)	(124)	(98)
Expenses waived by administrator (Note B)	(21)	(1,290)	(619)	(303)	(1,410)	(72)	(8)
Total net expenses	10	1,291	139	80	1,117	431	21
Net investment income (loss)	$684	$38,612	$16,521	$8,157	$30,547	$5,332	$629
Realized and Unrealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Master Series	—	(265)	(613)	(232)	246	176	(11)
Net increase (decrease) in net assets resulting from operations	$684	$38,347	$15,908	$7,925	$30,793	$5,508	$618

See Notes to Financial Statements 24

Statements of Changes in Net Assets

Institutional Liquidity Funds
(000's omitted)

	MONEY MARKET PORTFOLIO		PRIME PORTFOLIO		GOVERNMENT PORTFOLIO		GOVERNMENT RESERVES PORFOLIO		TREASURY FUND
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$684	$7,687	$38,612	$275,650	$16,521	$39,571	$8,157	$15,515	$30,547	$34,931
Net realized gain (loss) on investments from corresponding Master Series	—	(5)	(265)	226	(613)	353	(232)	6	246	49
Net increase (decrease) in net assets resulting from operations	684	7,682	38,347	275,876	15,908	39,924	7,925	15,521	30,793	34,980
Distributions to Shareholders From (Note A):
Net investment income
Institutional Class	(620)	(7,383)	(33,927)	(257,277)	(16,096)	(38,575)	(8,004)	(15,334)	(28,422)	(34,362)
Cash Management Class	(12)	(74)	(96)	(3,444)	(11)	(54)	(10)	(32)	(9)	(41)
Capital Class	(11)	(48)	(11)	(47)	(10)	(45)	(10)	(31)	(8)	(40)
Select Class	(11)	(47)	(11)	(47)	(54)	(260)	(10)	(31)	(8)	(40)
Administrative Class	(11)	(46)	(203)	(642)	(266)	(557)	(9)	(30)	(8)	(39)
Service Class	(10)	(45)	(58)	(118)	(9)	(42)	(8)	(29)	(132)	(37)
Premier Class	(9)	(44)	(4,316)	(14,064)	(71)	(42)	(106)	(28)	(1,960)	(387)
Net realized gain on investments
Institutional Class	—	—	—	—	—	—	—	—	—	—
Cash Management Class	—	—	—	—	—	—	—	—	—	—
Capital Class	—	—	—	—	—	—	—	—	—	—
Select Class	—	—	—	—	—	—	—	—	—	—
Administrative Class	—	—	—	—	—	—	—	—	—	—
Service Class	—	—	—	—	—	—	—	—	—	—
Premier Class	—	—	—	—	—	—	—	—	—	—
Total distributions to shareholders	(684)	(7,687)	(38,622)	(275,639)	(16,517)	(39,575)	(8,157)	(15,515)	(30,547)	(34,946)
From Portfolio Share Transactions (Note D):
Proceeds from shares sold
Institutional Class	322,589	4,556,602	10,100,701	61,663,372	3,768,060	11,915,804	2,783,440	4,619,439	7,007,699	11,201,894
Cash Management Class	—	94,812	6,326	170,916	—	4,474	—	1,000	—	—
Capital Class	—	—	—	—	—	—	—	1,000	—	—
Select Class	—	—	—	—	4,922	24,015	—	1,000	—	—
Administrative Class	1	5	—	148,981	2,588	334,462	—	1,000	—	—
Service Class	—	—	1,429	4,691	—	—	—	1,000	298,106	—
Premier Class	—	—	1,236,674	4,374,111	52,412	—	65,996	1,000	661,324	454,663
Proceeds from reinvestment of dividends and distributions
Institutional Class	422	4,584	22,852	194,579	13,307	24,655	5,473	11,603	15,473	18,337
Cash Management Class	—	21	5	3,360	—	—	—	—	—	—
Capital Class	—	—	—	—	—	—	—	—	—	—
Select Class	—	—	—	—	44	215	—	—	—	—
Administrative Class	—	—	176	582	5	56	—	—	—	—
Service Class	—	—	48	74	—	—	—	—	—	—
Premier Class	—	—	4,036	12,754	57	—	89	—	1,821	327

See Notes to Financial Statements 26

Statements of Changes in Net Assets (cont'd)

Institutional Liquidity Funds (cont'd)
(000's omitted)

	MONEY MARKET PORTFOLIO		PRIME PORTFOLIO		GOVERNMENT PORTFOLIO		GOVERNMENT RESERVES PORFOLIO		TREASURY FUND
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Payments for shares redeemed
Institutional Class	(342,736)	(4,697,326)	(13,393,774)	(60,960,473)	(5,351,997)	(10,654,030)	(3,488,136)	(3,743,008)	(9,721,464)	(7,931,551)
Cash Management Class	(250)	(94,833)	(95,687)	(82,805)	—	(4,474)	—	—	—	—
Capital Class	(250)	—	(200)	—	—	—	—	—	—	—
Select Class	(250)	—	(200)	—	(6,022)	(19,143)	—	—	—	—
Administrative Class	(251)	(5)	(21,557)	(128,077)	(35,753)	(302,347)	—	—	—	—
Service Class	(250)	—	(512)	(386)	—	—	—	—	(285,621)	—
Premier Class	(250)	—	(1,319,777)	(3,973,587)	(34,190)	—	(40,149)	—	(730,963)	(137,269)
Net increase (decrease) from Portfolio share transactions	(21,225)	(136,140)	(3,459,460)	1,428,092	(1,586,567)	1,323,687	(673,287)	894,034	(2,753,625)	3,606,401
Net Increase (Decrease) in Net Assets	(21,225)	(136,145)	(3,459,735)	1,428,329	(1,587,176)	1,324,036	(673,519)	894,040	(2,753,379)	3,606,435
Net Assets:
Beginning of period	28,857	165,002	3,861,170	2,432,841	1,825,802	501,766	$894,040	—	4,060,730	454,295
End of period	$7,632	$28,857	$401,435	$3,861,170	$238,626	$1,825,802	$220,521	$894,040	$1,307,351	$4,060,730
Undistributed net investment income (loss) at end of period	$—	$—	$1	$11	$—	$—	$—	$—	$—	$—
Distributions in excess of net investment income at end of period	$—	$—	$—	$—	$—	$(4)	$—	$—	$(15)	$(15)

See Notes to Financial Statements 28

Statements of Changes in Net Assets (cont'd)

Institutional Liquidity Funds
(000's omitted)

	TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO
	Six Months Ended September 30, 2008 (Unaudited)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,332	$4,294	$629	$1,768
Net realized gain (loss) on investments from corresponding Master Series	176	117	(11)	10
Net increase (decrease) in net assets resulting from operations	5,508	4,411	618	1,778
Distributions to Shareholders From (Note A):
Net investment income
Institutional Class	(3,864)	(3,855)	(549)	(1,641)
Cash Management Class	(30)	(218)	(28)	(46)
Capital Class	(997)	(17)	(11)	(17)
Select Class	(9)	(16)	(11)	(17)
Administrative Class	(9)	(16)	(11)	(16)
Service Class	(8)	(15)	(10)	(16)
Premier Class	(412)	(157)	(9)	(15)
Net realized gain on investments
Institutional Class	(5)	—	—	—
Cash Management Class	(7)	—	—	—
Capital Class	(4)	—	—	—
Select Class	(4)	—	—	—
Administrative Class	(4)	—	—	—
Service Class	(3)	—	—	—
Premier Class	(214)	—	—	—
Total distributions to shareholders	(5,570)	(4,294)	(629)	(1,768)
From Portfolio Share Transactions (Note D):
Proceeds from shares sold
Institutional Class	2,565,765	1,724,897	545,913	430,348
Cash Management Class	51,001	251,000	5,500	9,400
Capital Class	231,720	1,000	—	1,000
Select Class	—	1,000	—	1,000
Administrative Class	—	1,000	—	1,000
Service Class	—	1,000	—	1,000
Premier Class	214,875	119,551	—	1,000
Proceeds from reinvestment of dividends and distributions
Institutional Class	2,835	1,539	369	1,623
Cash Management Class	1	—	—	—
Capital Class	738	—	—	—
Select Class	—	—	—	—
Administrative Class	—	—	—	—
Service Class	—	—	—	—
Premier Class	574	129	—	—

See Notes to Financial Statements 30

Statements of Changes in Net Assets (cont'd)

Institutional Liquidity Funds (cont'd)
(000's omitted)

	TAX-EXEMPT PORTFOLIO		MUNICIPAL PORTFOLIO
	Six Months Ended September 30, 2008 (Unaudited)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from September 10, 2007 (Commencement of Operations) to March 31, 2008
Payments for shares redeemed
Institutional Class	(2,882,107)	(1,336,241)	(573,223)	(404,030)
Cash Management Class	(50,000)	(250,000)	(5,600)	(8,300)
Capital Class	(232,458)	—	—	—
Select Class	—	—	—	—
Administrative Class	—	—	—	—
Service Class	—	—	—	—
Premier Class	(204,779)	(79,958)	—	—
Net increase (decrease) from Portfolio share transactions	(301,835)	434,917	(27,041)	34,041
Net Increase (Decrease) in Net Assets	(301,897)	435,034	(27,052)	34,051
Net Assets:
Beginning of period	435,034	—	34,051	—
End of period	$133,137	$435,034	$6,999	$34,051
Undistributed net investment income (loss) at end of period	$3	$—	$—	$—
Distributions in excess of net investment income at end of period	$—	$—	$—	$—

See Notes to Financial Statements 31

Notes to Financial Statements Institutional Liquidity Funds (Unaudited)

Note A—Summary of Significant Accounting Policies:

1  General: Money Market Portfolio ("Money Market"), Prime Portfolio ("Prime"), Government Portfolio ("Government"), Government Reserves Portfolio ("Government Reserves"), Neuberger Berman Treasury Fund ("Treasury"), (formerly, Treasury Portfolio), Tax-Exempt Portfolio ("Tax-Exempt"), and Municipal Portfolio ("Municipal") (individually a "Portfolio," collectively, the "Portfolios"), are separate operating series of Lehman Brothers Institutional Liquidity Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933 (the "1933 Act"), as amended. Government Reserves had no operations until July 9, 2007, other than matters relating to its organization and registration of shares under the 1933 Act. Tax-Exempt and Municipal had no operations until September 10, 2007, other than matters relating to their organization and registration of shares under the 1933 Act. Each Portfolio offers Institutional Class shares, Cash Management Class shares, Capital Class shares, Select Class shares, Administrative Class shares, Service Class shares, and Premier Class shares. The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

  The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other series of the Trust.

  Each Portfolio seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a "Master Series," collectively, the "Master Series") that has an investment objective identical to, and a name similar to, that of each respective Portfolio. Money Market invests in Money Market Master Series, Prime invests in Prime Master Series, Government invests in Government Master Series, Government Reserves invests in Government Reserves Master Series, Treasury invests in Treasury Master Series, Tax-Exempt invests in Tax-Exempt Master Series, and Municipal invests in Municipal Master Series. The value of each Portfolio's investment in its corresponding Master Series reflects the Portfolio's proportionate interest in the net assets of its corresponding Master Series (29.67% for Money Market, 32.12% for Prime, 13.83% for Government, 100.00% for Government Reserves, 100.00% for Treasury, 16.41% for Tax-Exempt, and 3.84% for Municipal, at September 30, 2008). The performance of each Portfolio is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolios' financial statements.

  It is the policy of the Portfolios to maintain a continuous net asset value per share of $1.00; the Portfolios have adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable them to do so. However, there is no assurance the Portfolios will be able to maintain a stable net asset value per share. Each of these Portfolios complies with Rule 2a-7 of the 1940 Act.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management LLC (" Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and Lehman Brothers Asset Management LLC ("LBAM"), the Master Series' sub-adviser, are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Portfolios or their operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the Portfolios' shareholders.

2  Portfolio valuation: Each Portfolio records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series' Schedules of Investments.

3  Income tax information: The Portfolios are treated as separate entities for U.S. federal income tax purposes. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

  The Portfolios have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Portfolios are subject to examination by U.S. federal and state tax authorities for returns filed for fiscal year 2007. As of September 30, 2008, the Portfolios did not have any unrecognized tax benefits.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Portfolio as a whole.

  As determined on March 31, 2008, permanent differences resulting from different book and tax accounting for distribution redesignations and non-deductible12b-1 fees were reclassified at fiscal year-end. These reclassifications had no effect on net income, net asset value or net asset value per share of each Portfolio.

  The tax character of distributions paid during the year ended March 31, 2008 and the period ended March 31, 2007 was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Total
	2008	2007	2008	2007	2008	2007
Money Market	$7,686,881	$1,492,525	$—	$—	$7,686,881	$1,492,525
Prime	275,639,478	14,021,217	—	—	275,639,478	14,021,217
Government	39,574,807	6,555,363	—	—	39,574,807	6,555,363
Government Reserves	15,514,891	—	—	—	15,514,891	—
Treasury	34,945,791	6,750,442	—	—	34,945,791	6,750,442
Tax-Exempt	—	—	4,293,464	—	4,293,464	—
Municipal	—	—	1,767,709	—	1,767,709	—

  As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Loss Carryforwards and Deferrals	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Total
Money Market	$18,263	$(4,904)	$—	$—	$13,359
Prime	2,985,509	—	—	—	2,985,509
Government	770,290	—	—	—	770,290
Government Reserves	276,148	—	—	—	276,148
Treasury	1,232,317	(535)	—	—	1,231,782
Tax-Exempt	109,938	—	278,542	7,467	395,947
Municipal	10,936	(552)	24,378	—	34,762

  The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, non-deductible 12b-1 fees, and post October loss deferrals.

  To the extent each Portfolio's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Portfolio not to distribute such gains. As determined on March 31, 2008, the Funds had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

Expiring in:
2016
Money Market	$4,893
Prime	—
Government	—
Government Reserves	—
Treasury	—
Tax-Exempt	—
Municipal	—

  Under current tax law, certain net capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the year ended March 31, 2008, the Portfolios elected to defer the following net capital losses arising between November 1, 2007 and March 31, 2008:

Money Market	$11
Prime	—
Government	—
Government Reserves	—
Treasury	535
Tax-Exempt	—
Municipal	552

4  Distributions to shareholders: Each Portfolio earns income, net of expenses, daily on its investment in its corresponding Master Series. It is the policy of each Portfolio to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will normally be paid in December. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

  Each Portfolio bears its proportionate share of its corresponding Master Series' expenses. Each Portfolio's expenses (other than those allocated to a class of the Portfolio) are allocated proportionally each day among the classes based on the relative net assets of each class. Expenses attributable to a specific class are allocated to that class.

6  Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Portfolio and any other investors in the Master Series (including any other investment companies), if any.

7  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

  Each Portfolio retains Management as its administrator under an Administration Agreement. Each Portfolio pays Management an administration fee at the annual rate of 0.10% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. Each Portfolio (except Tax-Exempt and Municipal) indirectly pays for investment management services through its investment in its corresponding Master Series at the annual rate of 0.08% of average daily net assets. Tax-Exempt and Municipal indirectly pay for investment management services through its investment in its corresponding Master Series at the annual rate of 0.25% of the first $500 million of that Master Series' average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. As a result of a waiver at the Master Series level, Tax-Exempt and Municipal indirectly received a management fee waiver so that the management fee was 0.08% of its average daily net assets, resulting in a reduction of expenses from the corresponding Master Series of $350,838 and $50,957 for Tax-Exempt and Municipal, respectively (see Note B of Notes to Financial Statements of the Master Series).

  For the Service and Premier Class of each Portfolio, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted distribution plans (each a "Plan", collectively, the "Plans") with respect to these classes, pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, Management's activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, Management receives from each of these classes a fee at the annual rate of 0.15% of such Service Class' and 0.25% of such Premier Class' average daily net assets. Management receives this amount to provide distribution and shareholder servicing for those classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plans comply with those rules.

  The Trust, on behalf of each Portfolio, has entered into a Shareholder Servicing Agreement with Management with respect to the Cash Management, Capital, Select, Administrative, Service and Premier Class of each Portfolio ("Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, Management provides to the shareholders and beneficial owners of the Cash Management, Capital, Select, Administrative, Service and Premier Class varying levels of shareholder services, some or all of which may be provided by banks, trust companies or other institutions that provide such shareholder services to their accounts ("Accounts") and their account holders and which have entered into a service agreement with Management (each, a "Service Organization"). Management may compensate a Service Organization for the shareholder services it provides to Accounts and account holders pursuant to such service agreement. The Shareholder Servicing Agreement requires each of the Cash Management, Capital, Select, Administrative, Service and Premier Class to compensate Management for the shareholder services provided to that Class. For the shareholder services provided pursuant to the Shareholder Servicing Agreement, Management receives from the Cash Management, Capital, Select, Administrative, Service and Premier Class of each Portfolio a fee at the annual rate of 0.05%, 0.10%, 0.15%, 0.25%, 0.25%, 0.25%, respectively, of such Class' average daily net assets.

  Management has contractually undertaken to forgo current payment of fees and/or reimburse each respective class of each Portfolio for its operating expenses plus its pro rata portion of its corresponding Master Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed the expense limitations as detailed in the following table. Each class of each Portfolio has agreed to repay Management for fees and expenses forgone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees. During the six months ended September 30, 2008, there was no repayment to Management under this agreement. At September 30, 2008, contingent liabilities to Management under the agreement were as follows:

			Expenses Deferred in Fiscal Period March 31,			Voluntary Reimbursement
			2007	2008	2009	from Management
	Contractual Expense		Subject to Repayment until March 31,			for the Six Months Ended
	Limitation(1)	Expiration	2010	2011	2012	September 30, 2008(2)
Money Market Institutional Class	0.20%	3/31/11	$137,243	$141,143	$39,760	$19,561
Money Market Cash Management Class	0.25%	3/31/11	4,787	1,195	2,483	317
Money Market Capital Class	0.30%	3/31/11	4,787	639	2,482	317
Money Market Select Class	0.35%	3/31/11	4,787	639	2,483	317
Money Market Administrative Class	0.45%	3/31/11	4,787	639	2,483	317
Money Market Service Class	0.60%	3/31/11	4,787	639	2,483	318
Money Market Premier Class	0.70%	3/31/11	4,787	639	2,484	319
Prime Institutional Class	0.20%	3/31/11	165,552	370,000	364,115	1,133,258
Prime Cash Management Class	0.25%	3/31/11	885	9,226	1,041	2,924
Prime Capital Class	0.30%	3/31/11	885	105	201	327
Prime Select Class	0.35%	3/31/11	885	105	201	327
Prime Administrative Class	0.45%	3/31/11	885	2,171	2,452	6,729
Prime Service Class	0.60%	3/31/11	885	556	1,359	1,778
Prime Premier Class	0.70%	3/31/11	1,102	42,110	91,471	144,491
Government Institutional Class	0.20%	3/31/11	87,201	149,046	188,372	604,758

			Expenses Deferred in Fiscal Period March 31,			Voluntary Reimbursement
			2007	2008	2009	from Management
	Contractual Expense		Subject to Repayment until March 31,			for the Six Months Ended
	Limitation(1)	Expiration	2010	2011	2012	September 30, 2008(2)
Government Cash Management Class	0.25%	3/31/11	$321	$312	$230	$326
Government Capital Class	0.30%	3/31/11	321	291	230	326
Government Select Class	0.35%	3/31/11	321	1,291	1,115	1,812
Government Administrative Class	0.45%	3/31/11	482	2,053	4,527	9,347
Government Service Class	0.60%	3/31/11	321	291	230	326
Government Premier Class	0.70%	3/31/11	321	291	3,429	1,934	(3)
Government Reserves Institutional Class	0.20%	3/31/11	—	211,144	166,648	298,947
Government Reserves Cash Management Class	0.25%	3/31/11	—	569	267	326
Government Reserves Capital Class	0.30%	3/31/11	—	569	267	326
Government Reserves Select Class	0.35%	3/31/11	—	569	267	326
Government Reserves Administrative Class	0.45%	3/31/11	—	569	267	325
Government Reserves Service Class	0.60%	3/31/11	—	569	267	325
Government Reserves Premier Class	0.70%	3/31/11	—	569	5,354	2,544
Treasury Institutional Class	0.20%	3/31/11	188,154	166,607	182,720	1,274,637	(3)
Treasury Cash Management Class	0.25%	3/31/11	529	490	89	338	(3)
Treasury Capital Class	0.30%	3/31/11	529	490	89	344	(3)
Treasury Select Class	0.35%	3/31/11	529	490	89	351	(3)
Treasury Administrative Class	0.45%	3/31/11	529	490	89	374	(3)
Treasury Service Class	0.60%	3/31/11	529	490	1,616	6,944	(3)
Treasury Premier Class	0.70%	3/31/11	529	—	23,935	126,984	(3)
Tax-Exempt Institutional Class	0.20%	3/31/11	—	133,796	84,767	51,075
Tax-Exempt Cash Management Class	0.25%	3/31/11	—	3,249	725	537
Tax-Exempt Capital Class	0.30%	3/31/11	—	958	20,272	13,806
Tax-Exempt Select Class	0.35%	3/31/11	—	958	304	125
Tax-Exempt Administrative Class	0.45%	3/31/11	—	956	303	125
Tax-Exempt Service Class	0.60%	3/31/11	—	954	303	125
Tax-Exempt Premier Class	0.70%	3/31/11	—	10,462	17,100	5,954
Municipal Institutional Class	0.20%	3/31/11	—	159,496	75,990	6,628
Municipal Cash Management Class	0.25%	3/31/11	—	7,019	5,455	487
Municipal Capital Class	0.30%	3/31/11	—	4,030	3,316	132
Municipal Select Class	0.35%	3/31/11	—	4,030	3,316	132
Municipal Administrative Class	0.45%	3/31/11	—	4,029	3,316	132
Municipal Service Class	0.60%	3/31/11	—	4,027	3,316	132
Municipal Premier Class	0.70%	3/31/11	—	4,025	3,316	132

(1)  Expense limitation per annum of the respective class' average daily net assets.

(2)  In addition to the contractual limitations listed above, Management has voluntarily reimbursed each class (except Institutional Class) of Money Market, Government, Government Reserves, and Treasury an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 4, 2008. Management has voluntarily reimbursed Institutional Class of Money Market, Government, Government Reserves, and Treasury an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 4, 2008 and 0.05% thereafter. Management has voluntarily reimbursed each class of Tax-Exempt and Municipal an additional 0.05% per annum of the class' average daily net assets until June 30, 2008. Management has voluntarily reimbursed each class (except Institutional Class) of Prime an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, and 0.08% until August 8, 2008. Management has voluntarily reimbursed Institutional Class of Prime an additional 0.10% per annum of the class' average daily net assets until June 30, 2008, 0.08% until August 8, 2008 and 0.05% thereafter.

(3)  In addition to the contractual and voluntary limitations previously listed, Management also voluntarily reimbursed the following:

	9/18/08	9/19/08- 9/21/08	9/22/08	9/23/08	9/24/08	9/25/08	9/26/08- 9/28/08	9/29/08	9/30/08
Money Market Service Class	—	—	—	—	—	—	—	0.05%	—
Money Market Premier Class	—	—	—	—	—	—	—	0.15%	—
Government Premier Class	—	0.03%	0.07%	—	—	—	—	—	—
Treasury Institutional Class	—	—	—	—	—	0.01%	—	—	0.12%
Treasury Cash Management Class	0.01%	—	—	—	0.10%	0.11%	—	—	0.22%
Treasury Capital Class	0.06%	—	—	0.02%	0.15%	0.16%	—	—	0.27%
Treasury Select Class	0.11%	—	—	0.07%	0.20%	0.21%	—	—	0.32%
Treasury Administrative Class	0.21%	—	—	0.17%	0.30%	0.31%	0.10%	0.05%	0.42%
Treasury Service Class	0.36%	—	—	0.34%	0.47%	0.46%	0.25%	0.20%	0.57%
Treasury Premier Class	0.46%	—	—	0.44%	0.57%	0.56%	0.35%	0.30%	0.67%

  Management and LBAM, sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  Each Portfolio also has a distribution agreement with Management with respect to each class of shares. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of each Portfolio, but receives fees from the Premier Class and Service Class under their Plans, as described above.

  Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $8, $398, $480, $913, $1,038, $17,651 and $286 for Money Market, Prime, Government, Government Reserves, Treasury, Tax-Exempt, and Municipal, respectively.

Note C—Investment Transactions:

  During the six months ended September 30, 2008, contributions and withdrawals in each Portfolio's investment in its corresponding Master Series were as follows:

(000's omitted)	Contributions	Withdrawals
Money Market	$303,748	$316,471
Prime	7,486,523	10,988,108
Government	2,357,894	3,962,032
Government Reserves	1,119,477	1,801,189
Treasury	3,679,340	6,466,466
Tax-Exempt	2,319,550	2,627,624
Municipal	497,331	524,906

Note D—Portfolio Share Transactions:

  Share activity at $1.00 per share for the six months ended September 30, 2008 and for the year ended March 31, 2008 were as follows:

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Money Market:
Institutional Class	322,589	422	(342,736)	(19,725)	4,556,602	4,584	(4,697,326)	(136,140)
Cash Management Class	—	—	(250)	(250)	94,812	21	(94,833)	—
Capital Class	—	—	(250)	(250)	—	—	—	—
Select Class	—	—	(250)	(250)	—	—	—	—
Administrative Class	1	—	(251)	(250)	5	—	(5)	—
Service Class	—	—	(250)	(250)	—	—	—	—
Premier Class	—	—	(250)	(250)	—	—	—	—
Prime:
Institutional Class	10,100,701	22,852	(13,393,774)	(3,270,221)	61,663,372	194,579	(60,960,473)	897,478
Cash Management Class	6,326	5	(95,687)	(89,356)	170,916	3,360	(82,805)	91,471
Capital Class	—	—	(200)	(200)	—	—	—	—
Select Class	—	—	(200)	(200)	—	—	—	—
Administrative Class	—	176	(21,557)	(21,381)	148,981	582	(128,077)	21,486
Service Class	1,429	48	(512)	965	4,691	74	(386)	4,379
Premier Class	1,236,674	4,036	(1,319,777)	(79,067)	4,374,111	12,754	(3,973,587)	413,278
Government:
Institutional Class	3,768,060	13,307	(5,351,997)	(1,570,630)	11,915,804	24,655	(10,654,030)	1,286,429
Cash Management Class	—	—	—	—	4,474	—	(4,474)	—
Capital Class	—	—	—	—	—	—	—	—
Select Class	4,922	44	(6,022)	(1,056)	24,015	215	(19,143)	5,087
Administrative Class	2,588	5	(35,753)	(33,160)	334,462	56	(302,347)	32,171
Service Class	—	—	—	—	—	—	—	—
Premier Class	52,412	57	(34,190)	18,279	—	—	—	—

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Government Reserves:
Institutional Class	2,783,440	5,473	(3,488,136)	(699,223)	4,619,439	11,603	(3,743,008)	888,034	(1)
Cash Management Class	—	—	—	—	1,000	—	—	1,000	(1)
Capital Class	—	—	—	—	1,000	—	—	1,000	(1)
Select Class	—	—	—	—	1,000	—	—	1,000	(1)
Administrative Class	—	—	—	—	1,000	—	—	1,000	(1)
Service Class	—	—	—	—	1,000	—	—	1,000	(1)
Premier Class	65,996	89	(40,149)	25,936	1,000	—	—	1,000	(1)
Treasury:
Institutional Class	7,007,699	15,473	(9,721,464)	(2,698,292)	11,201,894	18,337	(7,931,551)	3,288,680
Cash Management Class	—	—	—	—	—	—	—	—
Capital Class	—	—	—	—	—	—	—	—
Select Class	—	—	—	—	—	—	—	—
Administrative Class	—	—	—	—	—	—	—	—
Service Class	298,106	—	(285,621)	12,485	—	—	—	—
Premier Class	661,324	1,821	(730,963)	(67,818)	454,663	327	(137,269)	317,721
Tax-Exempt:
Institutional Class	2,565,765	2,835	(2,882,107)	(313,507)	1,724,897	1,539	(1,336,241)	390,195	(2)
Cash Management Class	51,001	1	(50,000)	1,002	251,000	—	(250,000)	1,000	(2)
Capital Class	231,720	738	(232,458)	—	1,000	—	—	1,000	(2)
Select Class	—	—	—	—	1,000	—	—	1,000	(2)
Administrative Class	—	—	—	—	1,000	—	—	1,000	(2)
Service Class	—	—	—	—	1,000	—	—	1,000	(2)
Premier Class	214,875	574	(204,779)	10,670	119,551	129	(79,958)	39,722	(2)

	For the Six Months Ended September 30, 2008				For the Year Ended March 31, 2008
(000's omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Municipal:
Institutional Class	545,913	369	(573,223)	(26,941)	430,348	1,623	(404,030)	27,941	(2)
Cash Management Class	5,500	—	(5,600)	(100)	9,400	—	(8,300)	1,100	(2)
Capital Class	—	—	—	—	1,000	—	—	1,000	(2)
Select Class	—	—	—	—	1,000	—	—	1,000	(2)
Administrative Class	—	—	—	—	1,000	—	—	1,000	(2)
Service Class	—	—	—	—	1,000	—	—	1,000	(2)
Premier Class	—	—	—	—	1,000	—	—	1,000	(2)

(1)  Period from July 9, 2007 (Commencement of Operations) to March 31, 2008.

(2)  Period from September 10, 2007 (Commencement of Operations) to March 31, 2008.

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—U.S. Treasury Temporary Guarantee Program for Money Market Funds

  On October 8, 2008, each class of each Portfolio paid 0.01% (0.015% for the Premier Class of Tax-Exempt Portfolio) of its net asset value as of September 19, 2008 to participate in the Temporary Guarantee Program for Money Market Funds (the "Program") offered by the United States Department of the Treasury ("U.S. Treasury").

  Subject to certain conditions and limitations, in the event that the per share value of a Portfolio falls below $0.995 and the Portfolio liquidates its holdings, the Program guarantees investors of each Portfolio $1.00 per share for the lesser of either the number of shares the investor held in a Portfolio on September 19, 2008 or the number of shares the investor held on the date the net asset value fell below $0.995. The Program applies only to shareholders of record on September 19, 2008 who maintain an account with the Portfolio from the close of business on that date through the date on which the Portfolio's per share value falls below $0.995. Those shareholders may purchase and redeem shares in their account during the period covered by the Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder's account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

  The Program will provide coverage to qualifying shareholders for an initial three-month period ending December 18, 2008. The Secretary of the U.S. Treasury may extend the Program beyond its initial three-month term through September 18, 2009. If the Program is extended, the Board will consider whether to continue to participate and, if so, each Portfolio would be required to pay additional fees.

  As of the time of this report, assets available to the Program to support all participating money market funds are limited to $50 billion and payments under the Program are dependent on the availability of assets in the Program at the time a request for payment is made. Payments will be made on a first-come-first-serve basis.

Note G—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Portfolio without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Money Market Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$.9998		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0129		.0488	.0152
Net Gains or Losses on Securities	(.0012)		(.0002)	(.0000)
Total From Investment Operations	.0117		.0486	.0152
Less Distributions From:
Net Investment Income	(.0129)		(.0488)	(.0152)
Total Distributions	(.0129)		(.0488)	(.0152)
Net Asset Value, End of Period	$.9986		$.9998	$1.0000
Total Return††	1.30	%**	4.99%	1.53	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$3.1		$22.9	$159.0
Ratio of Gross Expenses to Average Net Assets#	.12	%*	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.12	%*	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.61	%*	4.84%	5.26	%*

See Notes to Financial Highlights 43

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0126		.0483	.0150
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0126		.0483	.0150
Less Distributions From:
Net Investment Income	(.0126)		(.0483)	(.0150)
Total Distributions	(.0126)		(.0483)	(.0150)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.27	%**	4.94%	1.51	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.18	%*	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.18	%*	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.54	%*	4.99%	5.21	%*

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0123		.0478	.0149
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0123		.0478	.0149
Less Distributions From:
Net Investment Income	(.0123)		(.0478)	(.0149)
Total Distributions	(.0123)		(.0478)	(.0149)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.24	%**	4.89%	1.50	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.23	%*	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.23	%*	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.49	%*	4.78%	5.16	%*

See Notes to Financial Highlights 44

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0121		.0473	.0148
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0121		.0473	.0148
Less Distributions From:
Net Investment Income	(.0121)		(.0473)	(.0148)
Total Distributions	(.0121)		(.0473)	(.0148)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.21	%**	4.84%	1.48	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.44	%*	4.73%	5.12	%*

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0116		.0463	.0145
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0116		.0463	.0145
Less Distributions From:
Net Investment Income	(.0116)		(.0463)	(.0145)
Total Distributions	(.0116)		(.0463)	(.0145)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.16	%**	4.73%	1.45	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.38	%*	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.38	%*	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.34	%*	4.63%	5.02	%*

See Notes to Financial Highlights 45

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0108		.0448	.0140
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0108		.0448	.0140
Less Distributions From:
Net Investment Income	(.0108)		(.0448)	(.0140)
Total Distributions	(.0108)		(.0448)	(.0140)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.09	%**	4.58%	1.41	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.53	%*	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.53	%*	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19	%*	4.48%	4.87	%*

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0103		.0438	.0138
Net Gains or Losses on Securities	.0000		(.0000)	(.0000)
Total From Investment Operations	.0103		.0438	.0138
Less Distributions From:
Net Investment Income	(.0103)		(.0438)	(.0138)
Total Distributions	(.0103)		(.0438)	(.0138)
Net Asset Value, End of Period	$1.0000		$1.0000	$1.0000
Total Return††	1.04	%**	4.47%	1.38	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.63	%*	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.63	%*	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.09	%*	4.38%	4.77	%*

See Notes to Financial Highlights 46

Financial Highlights (cont'd)

Prime Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0001		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0127		.0485	.0151
Net Gains or Losses on Securities	(.0002)		.0001	(.0000)
Total From Investment Operations	.0125		.0486	.0151
Less Distributions From:
Net Investment Income	(.0127)		(.0485)	(.0151)
Total Distributions	(.0127)		(.0485)	(.0151)
Net Asset Value, End of Period	$.9999		$1.0001	$1.0000
Total Return††	1.28	%**	4.95%	1.52	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$46.8		$3,317.2	$2,419.5
Ratio of Gross Expenses to Average Net Assets#	.11	%*	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.11	%*	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.56	%*	4.86%	5.25	%*

See Notes to Financial Highlights 47

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0001		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0125		.0480	.0150
Net Gains or Losses on Securities	.0018		.0001	(.0000)
Total From Investment Operations	.0143		.0481	.0150
Less Distributions From:
Net Investment Income	(.0125)		(.0480)	(.0150)
Total Distributions	(.0125)		(.0480)	(.0150)
Net Asset Value, End of Period	$1.0019		$1.0001	$1.0000
Total Return††	1.25	%**	4.90%	1.51	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$3.1		$92.5	$1.0
Ratio of Gross Expenses to Average Net Assets#	.17	%*	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.17	%*	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.75	%*	4.59%	5.20	%*

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0121		.0475	.0149
Net Gains or Losses on Securities	(.0001)		.0000	(.0000)
Total From Investment Operations	.0120		.0475	.0149
Less Distributions From:
Net Investment Income	(.0121)		(.0475)	(.0149)
Total Distributions	(.0121)		(.0475)	(.0149)
Net Asset Value, End of Period	$.9999		$1.0000	$1.0000
Total Return††	1.22	%**	4.85%	1.49	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.23	%*	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.23	%*	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.43	%*	4.75%	5.15	%*

See Notes to Financial Highlights 48

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0119		.0470	.0147
Net Gains or Losses on Securities	(.0001)		.0000	(.0000)
Total From Investment Operations	.0118		.0470	.0147
Less Distributions From:
Net Investment Income	(.0119)		(.0470)	(.0147)
Total Distributions	(.0119)		(.0470)	(.0147)
Net Asset Value, End of Period	$.9999		$1.0000	$1.0000
Total Return††	1.19	%**	4.80%	1.48	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$0.8		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.38	%*	4.70%	5.10	%*

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0001		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0115		.0460	.0144
Net Gains or Losses on Securities	.0010		.0001	(.0000)
Total From Investment Operations	.0125		.0461	.0144
Less Distributions From:
Net Investment Income	(.0115)		(.0460)	(.0144)
Total Distributions	(.0115)		(.0460)	(.0144)
Net Asset Value, End of Period	$1.0011		$1.0001	$1.0000
Total Return††	1.15	%**	4.69%	1.45	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.1		$22.5	$1.0
Ratio of Gross Expenses to Average Net Assets#	.37	%*	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.37	%*	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.30	%*	4.42%	5.00	%*

See Notes to Financial Highlights 49

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0001		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0106		.0445	.0140
Net Gains or Losses on Securities	(.0002)		.0001	(.0000)
Total From Investment Operations	.0104		.0446	.0140
Less Distributions From:
Net Investment Income	(.0106)		(.0445)	(.0140)
Total Distributions	(.0106)		(.0445)	(.0140)
Net Asset Value, End of Period	$.9999		$1.0001	$1.0000
Total Return††	1.07	%**	4.54%	1.41	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$6.3		$5.4	$1.0
Ratio of Gross Expenses to Average Net Assets#	.53	%*	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.53	%*	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.11	%*	4.07%	4.85	%*

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0101		.0435	.0137
Net Gains or Losses on Securities	(.0001)		.0000	(.0000)
Total From Investment Operations	.0100		.0435	.0137
Less Distributions From:
Net Investment Income	(.0101)		(.0435)	(.0137)
Total Distributions	(.0101)		(.0435)	(.0137)
Net Asset Value, End of Period	$.9999		$1.0000	$1.0000
Total Return††	1.02	%**	4.43%	1.38	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$342.6		$421.6	$8.3
Ratio of Gross Expenses to Average Net Assets#	.63	%*	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.63	%*	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.02	%*	4.22%	4.75	%*

See Notes to Financial Highlights 50

Financial Highlights (cont'd)

Government Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0110		.0463	.0149
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0097		.0465	.0149
Less Distributions From:
Net Investment Income	(.0110)		(.0463)	(.0149)
Total Distributions	(.0110)		(.0463)	(.0149)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	1.11	%**	4.73%	1.50	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$209.9		$1,781.1	$494.3
Ratio of Gross Expenses to Average Net Assets#	.11	%*	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.11	%*	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.31	%*	4.16%	5.19	%*

See Notes to Financial Highlights 51

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0107		.0458	.0148
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0094		.0460	.0148
Less Distributions From:
Net Investment Income	(.0107)		(.0458)	(.0148)
Total Distributions	(.0107)		(.0458)	(.0148)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	1.08	%**	4.67%	1.49	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.18	%*	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.18	%*	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.14	%*	4.52%	5.13	%*

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0105		.0453	.0147
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0092		.0455	.0147
Less Distributions From:
Net Investment Income	(.0105)		(.0453)	(.0147)
Total Distributions	(.0105)		(.0453)	(.0147)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	1.05	%**	4.62%	1.47	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.23	%*	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.23	%*	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.09	%*	4.53%	5.08	%*

See Notes to Financial Highlights 52

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0102		.0448	.0145
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0089		.0450	.0145
Less Distributions From:
Net Investment Income	(.0102)		(.0448)	(.0145)
Total Distributions	(.0102)		(.0448)	(.0145)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	1.03	%**	4.57%	1.46	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$5.0		$6.1	$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.05	%*	4.27%	5.03	%*

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0097		.0438	.0142
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0084		.0440	.0142
Less Distributions From:
Net Investment Income	(.0097)		(.0438)	(.0142)
Total Distributions	(.0097)		(.0438)	(.0142)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	0.97	%**	4.47%	1.43	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.5		$34.6	$2.5
Ratio of Gross Expenses to Average Net Assets#	.38	%*	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.38	%*	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01	%*	3.91%	4.94	%*

See Notes to Financial Highlights 53

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0090		.0423	.0138
Net Gains or Losses on Securities	(.0013)		.0002	—
Total From Investment Operations	.0077		.0425	.0138
Less Distributions From:
Net Investment Income	(.0090)		(.0423)	(.0138)
Total Distributions	(.0090)		(.0423)	(.0138)
Net Asset Value, End of Period	$.9989		$1.0002	$1.0000
Total Return††	0.90	%**	4.31%	1.39	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.53	%*	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.53	%*	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.79	%*	4.23%	4.78	%*

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0085		.0413	.0135
Net Gains or Losses on Securities	(.0012)		.0002	—
Total From Investment Operations	.0073		.0415	.0135
Less Distributions From:
Net Investment Income	(.0085)		(.0413)	(.0135)
Total Distributions	(.0085)		(.0413)	(.0135)
Net Asset Value, End of Period	$.9990		$1.0002	$1.0000
Total Return††	0.85	%**	4.21%	1.36	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$19.3		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.66	%*	.60%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.66	%*	.60%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.51	%*	4.13%	4.68	%*

See Notes to Financial Highlights 54

Financial Highlights (cont'd)

Government Reserves Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0106		.0319
Net Gains or Losses on Securities	(.0011)		.0000
Total From Investment Operations	.0095		.0319
Less Distributions From:
Net Investment Income	(.0106)		(.0319)
Total Distributions	(.0106)		(.0319)
Net Asset Value, End of Period	$.9989		$1.0000
Total Return††	1.07	%**	3.23	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$188.6		$888.0
Ratio of Gross Expenses to Average Net Assets#	.12	%*	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.12	%*	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.17	%*	4.02	%*

See Notes to Financial Highlights 55

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0103		.0315
Net Gains or Losses on Securities	(.0006)		.0000
Total From Investment Operations	.0097		.0315
Less Distributions From:
Net Investment Income	(.0103)		(.0315)
Total Distributions	(.0103)		(.0315)
Net Asset Value, End of Period	$.9994		$1.0000
Total Return††	1.03	%**	3.20	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.19	%*	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.19	%*	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.06	%*	4.31	%*

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0101		.0312
Net Gains or Losses on Securities	(.0006)		.0000
Total From Investment Operations	.0095		.0312
Less Distributions From:
Net Investment Income	(.0101)		(.0312)
Total Distributions	(.0101)		(.0312)
Net Asset Value, End of Period	$.9994		$1.0000
Total Return††	1.01	%**	3.16	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.24	%*	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.24	%*	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01	%*	4.26	%*

See Notes to Financial Highlights 56

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0098		.0308
Net Gains or Losses on Securities	(.0006)		.0000
Total From Investment Operations	.0092		.0308
Less Distributions From:
Net Investment Income	(.0098)		(.0308)
Total Distributions	(.0098)		(.0308)
Net Asset Value, End of Period	$.9994		$1.0000
Total Return††	0.98	%**	3.12	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.29	%*	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.29	%*	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.96	%*	4.21	%*

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0093		.0301
Net Gains or Losses on Securities	(.0006)		.0000
Total From Investment Operations	.0087		.0301
Less Distributions From:
Net Investment Income	(.0093)		(.0301)
Total Distributions	(.0093)		(.0301)
Net Asset Value, End of Period	$.9994		$1.0000
Total Return††	0.93	%**	3.05	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.39	%*	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.39	%*	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.86	%*	4.11	%*

See Notes to Financial Highlights 57

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0086		.0290
Net Gains or Losses on Securities	(.0006)		.0000
Total From Investment Operations	.0080		.0290
Less Distributions From:
Net Investment Income	(.0086)		(.0290)
Total Distributions	(.0086)		(.0290)
Net Asset Value, End of Period	$.9994		$1.0000
Total Return††	0.86	%**	2.93	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.54	%*	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.54	%*	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71	%*	3.96	%*

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from July 9, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0000		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0080		.0282
Net Gains or Losses on Securities	(.0005)		.0000
Total From Investment Operations	.0075		.0282
Less Distributions From:
Net Investment Income	(.0080)		(.0282)
Total Distributions	(.0080)		(.0282)
Net Asset Value, End of Period	$.9995		$1.0000
Total Return††	0.81	%**	2.86	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$26.9		$1.0
Ratio of Gross Expenses to Average Net Assets#	.67	%*	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.67	%*	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.41	%*	3.86	%*

See Notes to Financial Highlights 58

Financial Highlights (cont'd)

Treasury Fund†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0090		.0412	.0146
Net Gains or Losses on Securities	.0002		.0000	.0000
Total From Investment Operations	.0092		.0412	.0146
Less Distributions From:
Net Investment Income	(.0090)		(.0412)	(.0146)
Total Distributions	(.0090)		(.0412)	(.0146)
Net Asset Value, End of Period	$1.0002		$1.0000	$1.0000
Total Return††	0.90	%**	4.20%	1.47	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1,038.9		$3,737.0	$448.3
Ratio of Gross Expenses to Average Net Assets#	.12	%*	.10%	.10	%*
Ratio of Net Expenses to Average Net Assets‡	.12	%*	.10%	.10	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.87	%*	3.29%	5.08	%*

See Notes to Financial Highlights 59

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0087		.0407	.0144
Net Gains or Losses on Securities	.0001		.0002	.0000
Total From Investment Operations	.0088		.0409	.0144
Less Distributions From:
Net Investment Income	(.0087)		(.0407)	(.0144)
Total Distributions	(.0087)		(.0407)	(.0144)
Net Asset Value, End of Period	$1.0003		$1.0002	$1.0000
Total Return††	0.87	%**	4.15%	1.45	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.18	%*	.15%	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.18	%*	.15%	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.73	%*	4.07%	5.00	%*

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0084		.0402	.0143
Net Gains or Losses on Securities	.0001		.0002	.0000
Total From Investment Operations	.0085		.0404	.0143
Less Distributions From:
Net Investment Income	(.0084)		(.0402)	(.0143)
Total Distributions	(.0084)		(.0402)	(.0143)
Net Asset Value, End of Period	$1.0003		$1.0002	$1.0000
Total Return††	0.85	%**	4.10%	1.44	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.23	%*	.20%	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.23	%*	.20%	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.68	%*	4.02%	4.95	%*

See Notes to Financial Highlights 60

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0082		.0397	.0141
Net Gains or Losses on Securities	.0001		.0002	.0000
Total From Investment Operations	.0083		.0399	.0141
Less Distributions From:
Net Investment Income	(.0082)		(.0397)	(.0141)
Total Distributions	(.0082)		(.0397)	(.0141)
Net Asset Value, End of Period	$1.0003		$1.0002	$1.0000
Total Return††	0.82	%**	4.05%	1.42	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25%	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25%	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.64	%*	3.97%	4.90	%*

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0077		.0387	.0139
Net Gains or Losses on Securities	.0001		.0002	.0000
Total From Investment Operations	.0078		.0389	.0139
Less Distributions From:
Net Investment Income	(.0077)		(.0387)	(.0139)
Total Distributions	(.0077)		(.0387)	(.0139)
Net Asset Value, End of Period	$1.0003		$1.0002	$1.0000
Total Return††	0.77	%**	3.94%	1.39	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.38	%*	.35%	.35	%*
Ratio of Net Expenses to Average Net Assets‡	.38	%*	.35%	.35	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.54	%*	3.87%	4.80	%*

See Notes to Financial Highlights 61

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0002		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0070		.0372	.0134
Net Gains or Losses on Securities	(.0001)		.0002	.0000
Total From Investment Operations	.0069		.0374	.0134
Less Distributions From:
Net Investment Income	(.0070)		(.0372)	(.0134)
Total Distributions	(.0070)		(.0372)	(.0134)
Net Asset Value, End of Period	$1.0001		$1.0002	$1.0000
Total Return††	0.70	%**	3.79%	1.35	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$13.5		$1.0	$1.0
Ratio of Gross Expenses to Average Net Assets#	.53	%*	.50%	.50	%*
Ratio of Net Expenses to Average Net Assets‡	.53	%*	.50%	.50	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.41	%*	3.72%	4.65	%*

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Net Asset Value, Beginning of Period	$1.0000		$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0065		.0363	.0131
Net Gains or Losses on Securities	.0001		.0000	.0000
Total From Investment Operations	.0066		.0363	.0131
Less Distributions From:
Net Investment Income	(.0065)		(.0363)	(.0131)
Total Distributions	(.0065)		(.0363)	(.0131)
Net Asset Value, End of Period	$1.0001		$1.0000	$1.0000
Total Return††	0.66	%**	3.69%	1.32	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$250.9		$318.7	$1.0
Ratio of Gross Expenses to Average Net Assets#	.61	%*	.57%	.60	%*
Ratio of Net Expenses to Average Net Assets‡	.61	%*	.57%	.60	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.32	%*	1.40%	4.56	%*

See Notes to Financial Highlights 62

Financial Highlights (cont'd)

Tax-Exempt Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0102		.0172
Net Gains or Losses on Securities	.0054		.0003
Total From Investment Operations	.0156		.0175
Less Distributions From:
Net Investment Income	(.0102)		(.0172)
Net Capital Gains	(.0035)		—
Total Distributions	(.0137)		(.0172)
Net Asset Value, End of Period	$1.0022		$1.0003
Total Return††	1.38	%**	1.73	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$76.9		$390.3
Ratio of Gross Expenses to Average Net Assets#	.18	%*	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.18	%*	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.86	%*	2.93	%*

See Notes to Financial Highlights 63

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0023		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0100		.0170
Net Gains or Losses on Securities	.0000		.0023
Total From Investment Operations	.0100		.0193
Less Distributions From:
Net Investment Income	(.0100)		(.0170)
Net Capital Gains	(.0035)		—
Total Distributions	(.0135)		(.0170)
Net Asset Value, End of Period	$.9988		$1.0023
Total Return††	1.36	%**	1.71	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$2.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.21	%*	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.21	%*	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.01	%*	3.19	%*

See Notes to Financial Highlights 64

Financial Highlights (cont'd)

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0097		.0167
Net Gains or Losses on Securities	.0020		.0003
Total From Investment Operations	.0117		.0170
Less Distributions From:
Net Investment Income	(.0097)		(.0167)
Net Capital Gains	(.0035)		—
Total Distributions	(.0132)		(.0167)
Net Asset Value, End of Period	$.9988		$1.0003
Total Return††	1.33	%**	1.68	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59	%*	2.98	%*

See Notes to Financial Highlights 65

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0094		.0164
Net Gains or Losses on Securities	.0020		.0003
Total From Investment Operations	.0114		.0167
Less Distributions From:
Net Investment Income	(.0094)		(.0164)
Net Capital Gains	(.0035)		—
Total Distributions	(.0129)		(.0164)
Net Asset Value, End of Period	$.9988		$1.0003
Total Return††	1.30	%**	1.65	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.33	%*	.30	%*
Ratio of Net Expenses to Average Net Assets‡	.33	%*	.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88	%*	2.93	%*

See Notes to Financial Highlights 66

Financial Highlights (cont'd)

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0089		.0158
Net Gains or Losses on Securities	.0020		.0003
Total From Investment Operations	.0109		.0161
Less Distributions From:
Net Investment Income	(.0089)		(.0158)
Net Capital Gains	(.0035)		—
Total Distributions	(.0124)		(.0158)
Net Asset Value, End of Period	$.9988		$1.0003
Total Return††	1.25	%**	1.59	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.43	%*	.40	%*
Ratio of Net Expenses to Average Net Assets‡	.43	%*	.40	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.78	%*	2.83	%*

See Notes to Financial Highlights 67

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0082		.0150
Net Gains or Losses on Securities	.0020		.0003
Total From Investment Operations	.0102		.0153
Less Distributions From:
Net Investment Income	(.0082)		(.0150)
Net Capital Gains	(.0035)		—
Total Distributions	(.0117)		(.0150)
Net Asset Value, End of Period	$.9988		$1.0003
Total Return††	1.17	%**	1.51	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.58	%*	.55	%*
Ratio of Net Expenses to Average Net Assets‡	.58	%*	.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.63	%*	2.68	%*

See Notes to Financial Highlights 68

Financial Highlights (cont'd)

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0077		.0144
Net Gains or Losses on Securities	.0012		.0002
Total From Investment Operations	.0089		.0146
Less Distributions From:
Net Investment Income	(.0077)		(.0144)
Net Capital Gains	(.0035)		—
Total Distributions	(.0112)		(.0144)
Net Asset Value, End of Period	$.9979		$1.0002
Total Return††	1.12	%**	1.45	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$50.3		$39.7
Ratio of Gross Expenses to Average Net Assets#	.68	%*	.65	%*
Ratio of Net Expenses to Average Net Assets‡	.68	%*	.65	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.48	%*	2.12	%*

See Notes to Financial Highlights 69

Financial Highlights (cont'd)

Municipal Portfolio†

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. They should be read in conjunction with their corresponding Master Series' Financial Statements and notes thereto.

Institutional Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0003		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0118		.0178
Net Gains or Losses on Securities	(.0009)		.0003
Total From Investment Operations	.0109		.0181
Less Distributions From:
Net Investment Income	(.0118)		(.0178)
Total Distributions	(.0118)		(.0178)
Net Asset Value, End of Period	$.9994		$1.0003
Total Return††	1.19	%**	1.79	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$27.9
Ratio of Gross Expenses to Average Net Assets#	.18	%*	.15	%*
Ratio of Net Expenses to Average Net Assets‡	.18	%*	.15	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.09	%*	3.28	%*

See Notes to Financial Highlights 70

Financial Highlights (cont'd)

Cash Management Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0010		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0115		.0175
Net Gains or Losses on Securities	(.0007)		.0010
Total From Investment Operations	.0108		.0185
Less Distributions From:
Net Investment Income	(.0115)		(.0175)
Total Distributions	(.0115)		(.0175)
Net Asset Value, End of Period	$1.0003		$1.0010
Total Return††	1.15	%**	1.76	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.1
Ratio of Gross Expenses to Average Net Assets#	.21	%*	.20	%*
Ratio of Net Expenses to Average Net Assets‡	.21	%*	.20	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.33	%*	2.75	%*

See Notes to Financial Highlights 71

Financial Highlights (cont'd)

Capital Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0112		.0172
Net Gains or Losses on Securities	(.0003)		.0002
Total From Investment Operations	.0109		.0174
Less Distributions From:
Net Investment Income	(.0112)		(.0172)
Total Distributions	(.0112)		(.0172)
Net Asset Value, End of Period	$.9999		$1.0002
Total Return††	1.13	%**	1.73	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.28	%*	.25	%*
Ratio of Net Expenses to Average Net Assets‡	.28	%*	.25	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.24	%*	3.08	%*

See Notes to Financial Highlights 72

Financial Highlights (cont'd)

Select Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0110		.0169
Net Gains or Losses on Securities	(.0003)		.0002
Total From Investment Operations	.0107		.0171
Less Distributions From:
Net Investment Income	(.0110)		(.0169)
Total Distributions	(.0110)		(.0169)
Net Asset Value, End of Period	$.9999		$1.0002
Total Return††	1.10	%**	1.70	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.33	%*	.30	%*
Ratio of Net Expenses to Average Net Assets‡	.33	%*	.30	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19	%*	3.03	%*

See Notes to Financial Highlights 73

Financial Highlights (cont'd)

Administrative Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0105		.0164
Net Gains or Losses on Securities	(.0003)		.0002
Total From Investment Operations	.0102		.0166
Less Distributions From:
Net Investment Income	(.0105)		(.0164)
Total Distributions	(.0105)		(.0164)
Net Asset Value, End of Period	$.9999		$1.0002
Total Return††	1.05	%**	1.65	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.43	%*	.40	%*
Ratio of Net Expenses to Average Net Assets‡	.43	%*	.40	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.09	%*	2.93	%*

See Notes to Financial Highlights 74

Financial Highlights (cont'd)

Service Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0097		.0155
Net Gains or Losses on Securities	(.0003)		.0002
Total From Investment Operations	.0094		.0157
Less Distributions From:
Net Investment Income	(.0097)		(.0155)
Total Distributions	(.0097)		(.0155)
Net Asset Value, End of Period	$.9999		$1.0002
Total Return††	0.98	%**	1.56	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.58	%*	.55	%*
Ratio of Net Expenses to Average Net Assets‡	.58	%*	.55	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.94	%*	2.78	%*

See Notes to Financial Highlights 75

Financial Highlights (cont'd)

Premier Class

	Six Months Ended September 30, 2008 (Unaudited)		Period from September 10, 2007^ to March 31, 2008
Net Asset Value, Beginning of Period	$1.0002		$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0092		.0150
Net Gains or Losses on Securities	(.0004)		.0002
Total From Investment Operations	.0088		.0152
Less Distributions From:
Net Investment Income	(.0092)		(.0150)
Total Distributions	(.0092)		(.0150)
Net Asset Value, End of Period	$.9998		$1.0002
Total Return††	0.93	%**	1.51	%**
Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$1.0		$1.0
Ratio of Gross Expenses to Average Net Assets#	.68	%*	.65	%*
Ratio of Net Expenses to Average Net Assets‡	.68	%*	.65	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.84	%*	2.67	%*

See Notes to Financial Highlights 76

Notes to Financial Highlights Institutional Liquidity Funds (Unaudited)

†  The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of its corresponding Master Series' income and expenses.

††  Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Institutional Liquidity Funds).

‡  After reimbursement and/or waiver of certain expenses by Management (see Note B of Notes to Financial Statements of Institutional Liquidity Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30, 2008	Year Ended March 31, 2008(2)	Period Ended March 31, 2007(1)
Money Market Institutional Class	0.37%	0.29%	0.71%
Money Market Cash Management Class	0.80%	0.33%	1.91%
Money Market Capital Class	0.85%	0.36%	1.96%
Money Market Select Class	0.90%	0.41%	2.01%
Money Market Administrative Class	1.00%	0.51%	2.11%
Money Market Service Class	1.15%	0.66%	2.26%
Money Market Premier Class	1.25%	0.76%	2.36%
Prime Institutional Class	0.23%	0.21%	0.26%
Prime Cash Management Class	0.28%	0.26%	0.56%
Prime Capital Class	0.34%	0.31%	0.61%
Prime Select Class	0.39%	0.36%	0.66%
Prime Administrative Class	0.48%	0.47%	0.76%
Prime Service Class	0.65%	0.62%	0.91%
Prime Premier Class	0.74%	0.71%	0.89%
Government Institutional Class	0.23%	0.22%	0.27%
Government Cash Management Class	0.30%	0.28%	0.36%
Government Capital Class	0.35%	0.33%	0.41%
Government Select Class	0.39%	0.37%	0.46%
Government Administrative Class	0.48%	0.46%	0.53%
Government Service Class	0.65%	0.63%	0.71%
Government Premier Class	0.77%	0.73%	0.81%
Government Reserves Institutional Class	0.25%	0.26%	—
Government Reserves Cash Management Class	0.30%	0.33%	—
Government Reserves Capital Class	0.35%	0.38%	—
Government Reserves Select Class	0.40%	0.43%	—
Government Reserves Administrative Class	0.50%	0.53%	—

Notes to Financial Highlights Institutional Liquidity Funds (Unaudited) (cont'd)

	Six Months Ended September 30, 2008	Year Ended March 31, 2008(2)	Period Ended March 31, 2007(1)
Government Reserves Service Class	0.65%	0.68%	—
Government Reserves Premier Class	0.77%	0.78%	—
Treasury Institutional Class	0.21%	0.22%	0.34%
Treasury Cash Management Class	0.27%	0.30%	0.43%
Treasury Capital Class	0.32%	0.35%	0.48%
Treasury Select Class	0.37%	0.40%	0.53%
Treasury Administrative Class	0.47%	0.50%	0.63%
Treasury Service Class	0.62%	0.65%	0.78%
Treasury Premier Class	0.72%	0.69%	0.88%
Tax-Exempt Institutional Class	0.36%	0.42%	—
Tax-Exempt Cash Management Class	0.42%	0.42%	—
Tax-Exempt Capital Class	0.45%	0.59%	—
Tax-Exempt Select Class	0.53%	0.64%	—
Tax-Exempt Administrative Class	0.63%	0.74%	—
Tax-Exempt Service Class	0.78%	0.89%	—
Tax-Exempt Premier Class	0.88%	0.95%	—
Municipal Institutional Class	0.66%	0.68%	—
Municipal Cash Management Class	0.87%	0.83%	—
Municipal Capital Class	1.13%	1.19%	—
Municipal Select Class	1.18%	1.24%	—
Municipal Administrative Class	1.28%	1.34%	—
Municipal Service Class	1.43%	1.49%	—
Municipal Premier Class	1.53%	1.58%	—

  (1)  Period from December 18, 2006 (Commencement of Operations) to March 31, 2007.

  (2)  Period from July 9, 2007 (Commencement of Operations) to March 31, 2008 for Government Reserves. Period from September 10, 2007 (Commencement of Operations) to March 31, 2008 for Tax-Exempt and Municipal.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

#  The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

Schedule of Investments Money Market Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (21.1%)
$600	Banca Intesa NY, Yankee CD, 2.80% & 2.81%, due 11/6/08 & 11/20/08	$600
400	Bank of Ireland, Yankee CD, 2.68%, due 10/20/08	400
400	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	400
800	Bank of Scotland PLC, Yankee CD, 2.75% & 2.81%, due 10/9/08 & 12/9/08	800
600	Calyon NY, Yankee CD, 2.73%, due 10/20/08	600
100	KBC Bank, Yankee CD, 2.79%, due 10/15/08	100
800	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	800
400	Rabobank Nederland NY, Yankee CD, 2.70%, due 11/14/08	400
300	Royal Bank of Scotland, Yankee CD, 2.65%, due 10/15/08	300
400	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	400
300	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	300
400	US Bank, Yankee CD, 2.56%, due 10/17/08	400
	Total Certificates of Deposit	5,500
Commercial Paper (32.2%)
Asset Backed (14.9%)
700	Amsterdam Funding Corp., 2.70% & 2.75%, due 10/22/08 & 11/12/08	698	ñ
577	Barton Capital Corp., 2.65%, due 11/4/08	575	ñ
800	Charta LLC, 2.80% , due 11/4/08 & 11/5/08	798	ñ
539	Ciesco LLC, 2.62% & 2.75%, due 10/20/08 & 10/28/08	538	ñ
160	Old Line Funding LLC, 2.65%, due 10/14/08	160	ñ
210	Regency Markets No. 1 LLC, 2.65%, due 10/1/08	210	ñ
600	Sheffield Receivables Corp., 2.60%, due 10/10/08	600	ñ
300	Thames Asset Securitization LLC, 2.73%, due 11/17/08	299	ñ
		3,878
Banking (17.3%)
500	Allied Irish Banks PLC, 2.85% & 2.86%, due 10/29/08 & 11/20/08	498	ñ
400	Bank of Ireland, 2.84%, due 11/20/08	398	ñ
400	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	399	ñ
400	Danske Corp., 2.70%, due 10/7/08	400	ñ
700	Dexia Delaware LLC, 2.79%, due 10/8/08	700
100	HSBC Finance Corp., 2.73%, due 11/3/08	100
100	Intesa Funding LLC, 2.78%, due 11/6/08	100
300	Rabobank USA, 2.53%, due 11/4/08	299
400	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	398	ñ
300	Unicredito Italiano PLC, 2.79%, due 10/16/08	300	ñ
700	Wells Fargo & Co., 2.52%, due 10/14/08	699
200	Westpac Banking Corp., 2.75%, due 10/16/08	200	ñ
		4,491
	Total Commercial Paper	8,369
Floating Rate Corporate Debt Securities (7.3%)µ
Banking (2.7%)
300	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08	300
400	Westpac Banking Corp., Floating Rate Medium-Term Notes, 2.61% & 2.95%, due 10/1/08 & 11/6/08	400	ñ
		700
Conglomerate (2.7%)
700	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.18%, due 10/1/08	700

See Notes to Schedule of Investments 79

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Financial Services (1.9%)
$500	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	$500
	Total Floating Rate Corporate Debt Securities	1,900
	Total Investments (60.6%)	15,769
	Cash, receivables and other assets, less liabilities (39.4%)	10,237
	Total Net Assets (100.0%)	$26,006

See Notes to Schedule of Investments 80

Schedule of Investments Prime Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Certificates of Deposit (24.6%)
$58,200	Banca Intesa NY, Yankee CD, 2.80% – 2.81%, due 11/6/08 – 11/26/08	$58,200
23,300	Bank of Nova Scotia NY, Yankee CD, 2.74%, due 10/15/08	23,300
68,100	Bank of Scotland PLC, Yankee CD, 2.75% – 2.81%, due 10/9/08 – 12/9/08	68,101
17,500	Calyon NY, Yankee CD, 2.64%, due 10/27/08	17,500
5,800	Fortis Bank NY, Yankee CD, 2.85%, due 11/6/08	5,800
30,200	KBC Bank, Yankee CD, 2.79%, due 10/15/08	30,200
40,900	Natixis NY, Yankee CD, 2.90%, due 11/26/08 & 12/5/08	40,900
19,140	Royal Bank of Scotland, Yankee CD, 2.75%, due 10/15/08	19,141
19,400	Skandinaviska Enskilda Banken, Yankee CD, 2.81%, due 11/19/08	19,400
15,600	Societe Generale NY, Yankee CD, 2.80%, due 11/19/08	15,600
9,800	Unicredito Italiano NY, Yankee CD, 3.59%, due 10/16/08	9,802
	Total Certificates of Deposit	307,944
Commercial Paper (34.6%)
40,900	Allied Irish Banks PLC, 2.83% & 2.85%, due 10/29/08 & 11/21/08	40,792	ñ
77,800	Bank of Ireland, 2.79% – 2.81%, due 10/21/08 – 11/5/08	77,627	ñ
38,900	Caisse Nationale d'Epargne, 2.82%, due 11/3/08	38,799	ñ
72,115	Danske Corp., 2.45% & 2.70%, due 10/2/08 & 11/3/08	72,040	ñ
36,900	Dexia Delaware LLC, 2.79% & 2.81%, due 10/8/08 & 11/12/08	36,832
27,200	Intesa Funding LLC, 2.78%, due 11/6/08	27,124
23,300	Skandinaviska Enskilda Banken, 2.79%, due 11/25/08	23,201	ñ
19,400	Societe Generale NA, 2.79%, due 11/6/08	19,346
3,900	Swedbank Mortgage AB, 2.80%, due 10/6/08	3,899
38,800	UBS Finance, Inc., 2.68% & 2.80%, due 10/27/08 & 11/5/08	38,710
35,000	Unicredito Italiano PLC, 2.96%, due 10/29/08	34,919	ñ
19,400	Westpac Banking Corp., 2.69%, due 10/27/08	19,362	ñ
	Total Commercial Paper	432,651
Floating Rate Corporate Debt Securities (10.4%)µ
Banking (4.2%)
19,400	Wachovia Bank NA, Senior Unsecured Floating Rate Notes, 2.87%, due 10/27/08	19,400
2,000	Wachovia Corp., Senior Unsecured Floating Rate Notes, 2.85%, due 10/28/08	2,000
31,100	Wells Fargo & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.90%, due 10/20/08	31,099
		52,499
Conglomerate (3.9%)
48,600	General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term Notes, Ser. A, 7.08%, due 10/1/08	48,598
Financial Services (2.3%)
29,200	Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes, 2.91%, due 10/20/08	29,200
	Total Floating Rate Corporate Debt Securities	130,297
Repurchase Agreements (21.6%)
$270,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $270,008,625, Collateralized by $250,657,116, Fannie Mae, 5.50% – 6.00%, due 9/1/22 – 11/1/37, and $153,327,553, Freddie Mac, 4.50% – 6.00%, due 4/1/19 – 8/1/38 (Collateral Value $275,400,000)	270,000
	Total Investments (91.2%)	1,140,892
	Cash, receivables and other assets, less liabilities (8.8%)	110,539
	Total Net Assets (100.0%)	$1,251,431

See Notes to Schedule of Investments 81

Schedule of Investments Government Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
U.S. Government Agency Securities (35.0%)
$15,000	Fannie Mae, Bonds, 3.13%, due 3/16/09	$15,038
1,900	Fannie Mae, Disc. Notes, 2.41% & 3.56%, due 11/28/08 & 1/30/09	1,885
25,000	Fannie Mae, Floating Rate Notes, 2.10%, due 10/1/08	25,000	µ
1,000	Fannie Mae, Notes, 4.13%, due 4/29/09	1,011
7,500	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	7,521
45,000	Federal Farm Credit Bank, Floating Rate Bonds, 2.04% & 2.06%, due 10/1/08	44,998	µ
89,000	Federal Home Loan Bank, Bonds, 2.19% – 2.80%, due 2/11/09 – 5/14/09	89,000
224,630	Federal Home Loan Bank, Disc. Notes, 1.85% – 2.47%, due 10/1/08 – 4/27/09	224,388
175,000	Federal Home Loan Bank, Floating Rate Bonds, 1.89% – 3.64%, due 10/1/08 – 12/24/08	174,989	µ
1,498	Freddie Mac, Disc. Notes, 2.47%, due 2/2/09	1,486
16,800	Freddie Mac, Notes, 2.63%, due 11/16/08	16,800
	Total U.S. Government Agency Securities	602,116
Repurchase Agreements (50.8%)
385,000	Bank of America Repurchase Agreement, 2.00%, due 10/1/08, dated 9/30/08, Maturity Value $385,021,389, Collateralized by $392,397,137, Fannie Mae, 5.50%, due 6/1/38 (Collateral Value $392,700,001)	385,000
70,000	Goldman Sachs Repurchase Agreement, 0.02%, due 10/1/08, dated 9/30/08, Maturity Value $70,000,039, Collateralized by $41,141,900, U.S. Treasury Notes, 2.88% – 4.50%, due 3/31/09 – 1/31/13 and $21,352,000, U.S. Treasury Bonds, 6.63%, due 2/15/27 (Collateral Value $71,400,068)	70,000
420,000	Goldman Sachs Repurchase Agreement, 1.15%, due 10/1/08, dated 9/30/08, Maturity Value $420,013,417, Collateralized by $363,726,873, Fannie Mae, 5.00% – 6.50%, due 2/1/23 – 9/1/38 and $94,494,416, Freddie Mac, 5.50% & 6.00%, due 12/1/37 & 6/1/38 (Collateral Value $428,400,001)	420,000
	Total Repurchase Agreements	875,000
	Total Investments (85.8%)	1,477,116
	Cash, receivables and other assets, less liabilities (14.2%)	244,247
	Total Net Assets (100.0%)	$1,721,363

See Notes to Schedule of Investments 82

Schedule of Investments Government Reserves Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
U.S. Government Agency Securities (107.2%)
$2,500	Federal Farm Credit Bank, Bonds, 3.60%, due 1/14/09	$2,507
528	Federal Farm Credit Bank, Disc. Notes, 2.33%, due 3/2/09	523
25,000	Federal Farm Credit Bank, Floating Rate Bonds, 2.04% & 2.06%, due 10/1/08	24,999	µ
27,110	Federal Home Loan Bank, Bonds, 2.19% – 4.63%, due 11/21/08 – 6/30/09	27,117
137,650	Federal Home Loan Bank, Disc. Notes, 0.10% – 2.41%, due 10/1/08 – 5/1/09	137,574
43,750	Federal Home Loan Bank, Floating Rate Bonds, 1.66% – 2.64%, due 10/1/08 – 12/1/08	43,750	µ
	Total U.S. Government Agency Securities	236,470
	Total Investments (107.2%)	236,470
	Liabilities, less cash, receivables and other assets [(7.2%)]	(15,906)
	Total Net Assets (100.0%)	$220,564

See Notes to Schedule of Investments 83

Schedule of Investments Treasury Master Series

(Unaudited)

PRINCIPAL AMOUNT		VALUE††
(000's omitted)		(000's omitted)
Repurchase Agreements (48.2%)
$300,000	Bank of America Repurchase Agreement, 0.05%, due 10/1/08, dated 9/30/08, Maturity Value $300,000,417, Collateralized by $37,041,000, U.S. Treasury Bills, due 12/4/08, $243,785,300 U.S. Treasury Notes, 2.00 – 4.75%, due 10/15/08 – 4/30/13 and $30,063,000 U.S. Treasury Inflation Protected Securities, 8.13%, due 8/15/21 (Collateral Value $306,000,054)	$300,000
330,000	Goldman Sachs Repurchase Agreement, 0.02%, due 10/1/08, dated 9/30/08, Maturity Value $330,000,183, Collateralized by $47,740,900, U.S. Treasury Notes, 4.75%, due 12/31/08 and $175,634,200, U.S. Treasury Inflation Protected Securities, 3.63%, due 4/15/28 (Collateral Value $336,600,003)	330,000
	Total Repurchase Agreements	630,000
	Total Investments (48.2%)	630,000
	Cash, receivables and other assets, less liabilities (51.8%)	677,942
	Total Net Assets (100.0%)	$1,307,942

See Notes to Schedule of Investments 84

Schedule of Investments Tax-Exempt Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (0.9%)
$520	Arvin Unified Sch. Dist. Cert. Participation, Ser. 2006, (FSA Insured), 8.15%, due 10/2/08	$520	µl
4,930	Southern California Pub. Pwr. Au. Pwr. Proj. Rev. (Floaters), Ser. 2003-1172, (AMBAC Insured), 8.42%, due 10/2/08	4,930	µr
1,800	Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 5.24%, due 10/2/08	1,800	µ
		7,250
Colorado (0.2%)
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,500	µ
Florida (4.1%)
13,525	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002-A, (LOC: Bank of Scotland), 6.25%, due 10/1/08	13,525	µß
19,965	Jacksonville Econ. Dev. Commission Hlth. Care Fac. Rev. (Methodist), Ser. 2005, (LOC: SunTrust Bank), 5.50%, due 10/1/08	19,965	µß
		33,490
Illinois (3.0%)
4,000	Chicago Board Ed. G.O. Muni. Sec. Trust Receipts, Ser. 2008-50A, (FGIC Insured), 4.93%, due 10/2/08	4,000	µt
7,305	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-53A, (FGIC Insured), 5.13%, due 10/2/08	7,305	µt
3,275	Chicago G.O. Muni. Sec. Trust Receipts, Ser. 2008-56A, (FGIC Insured), 5.13%, due 10/2/08	3,275	µt
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Debt Cert., Ser. 2006, (LOC: JP Morgan Chase), 8.75%, due 10/1/08	5,000	µ
4,835	Reg. Trans. Au. Muni. Sec. Trust Receipts, Ser. 2008-55A, (FGIC Insured), 6.11%, due 10/2/08	4,835	µt
		24,415
Indiana (4.2%)
5,285	Crown Point Multi. Sch. Bldg. Corp. (Putters), Ser. 2005-1056, (FGIC Insured), 5.25%, due 10/2/08	5,285	µo
16,065	Greater Clark Co. Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.45%, due 12/31/08	16,073
3,750	Indianapolis Local Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007-F, 4.00%, due 1/12/09	3,759
9,000	Westfield Independent Sch. Temporary Loan Warrants, Ser. 2008, 2.50%, due 12/31/08	9,003
		34,120
Iowa (2.4%)
19,845	Iowa Higher Ed. Loan Au. Rev. (Private College St. Ambrose), Ser. 2003, (LOC: Northern Trust Co.), 6.25%, due 10/1/08	19,845	µß
Kansas (6.7%)
30,270	North Kansas City Hosp. Rev. (North Kansas City Hosp.), Ser. 2008, (LOC: Bank of America), 6.28%, due 10/1/08	30,270	µß
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	3,865
20,200	Wyandotte Co. Kansas City Unified G.O. Gov't Muni. Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08	20,200
		54,335
Kentucky (1.4%)
11,000	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007-A1, 2.63%, due 4/1/09 Putable 10/1/08	11,000	µ
Louisiana (2.5%)
20,000	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 7.96%, due 10/2/08	20,000	µ

See Notes to Schedule of Investments 85

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.6%)
$5,000	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999-A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09	$5,183	ß
Massachusetts (1.5%)
4,250	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-52A, (FGIC Insured), 2.30%, due 10/2/08	4,250	µt
7,625	Massachusetts St. G.O. Muni. Sec. Trust Receipts, Ser. 2008-51A, (AMBAC Insured), 4.44%, due 10/2/08	7,625	µt
		11,875
Minnesota (7.0%)
30,000	Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth. Care Fac.-Essentia), Ser. 2008-C4, (LOC: KBC Bank), 6.40%, due 10/1/08	30,000	µß
27,000	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 6.25%, due 10/1/08	27,000	µß
		57,000
Missouri (9.2%)
4,100	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	4,100	µß
40,000	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2008-A, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	40,000	µß
9,700	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank), 6.28%, due 10/1/08	9,700	µß
13,152	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 6.28%, due 10/1/08	13,152	µß
3,600	Missouri St. Hwy. & Trans. Commission St. Road Rev., Ser. 2008-8102, (LOC: Citigroup Global Markets), 4.42%, due 10/2/08	3,600	µ
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008-A, 5.00%, due 2/1/09	4,057
		74,609
Nebraska (0.8%)
6,210	Deutsche Bank Spears/Lifers Trust Var. St. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 3.96%, due 10/2/08	6,210	µ
Nevada (3.3%)
150	Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 4.29%, due 10/2/08	150	µu
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 6.64%, due 10/2/08	4,265	µs
22,655	Truckee Meadows Wtr. Au. Wtr. Rev. Muni. Sec. Trust Receipts, Ser. 2001-137, (FSA Insured), 4.50%, due 10/1/08	22,655	ñµt
		27,070
New Hampshire (7.0%)
8,000	Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due 12/31/08	8,004
13,220	Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due 12/30/08	13,239
9,000	Merrimack Co. G.O. TANS, Ser. 2008, 3.50%, due 12/30/08	9,025
8,420	Strafford Co. G.O. TANS, Ser. 2008, 2.75%, due 12/31/08	8,430
18,000	Strafford Co. G.O. TANS, Ser. 2008-A, 3.00%, due 12/31/08	18,027
		56,725
New Jersey (2.4%)
19,200	Hamilton Township Mercer Co. G.O. TANS, Ser. 2008, 3.50%, due 10/24/08	19,208

See Notes to Schedule of Investments 86

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
New York (8.5%)
$30,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	$30,000	µp
28,790	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2001-F1, (LOC: Dexia Credit Locale de France), 5.00%, due 10/1/08	28,790	µ
9,805	New York G.O., Ser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 5.00%, due 10/1/08	9,805	µ
		68,595
North Carolina (0.0%)
10	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1009, (LOC: Branch Banking & Trust Co.), 3.71%, due 10/2/08	10	µ
Ohio (2.3%)
1,480	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 2.75%, due 11/1/08	1,480	µß
5,850	Cuyahoga Co. Rev. (Cleveland Clinic), Ser. 2004-B1, (LOC: JP Morgan Chase), 4.25%, due 10/1/08	5,850	µß
7,660	Marysville G.O. BANS (Waste Wtr.), Ser. 2008, 2.50%, due 6/3/09	7,688
4,005	Marysville Tax Increment Fin. Rev. (Coleman's Crossing Rd.), Ser. 2008, (LOC: Fifth Third Bank), 2.75%, due 9/10/09	4,023
		19,041
South Carolina (1.9%)
5,650	Jasper Co. Rev. BANS (Office Bldg. Proj.), Ser. 2008, 2.35%, due 7/1/09	5,650
9,800	Lexington Waterworks & Swr. Sys. Rev. BANS, Ser. 2007, 3.15%, due 12/15/08	9,801
		15,451
Tennessee (8.3%)
10,365	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3E, (LOC: KBC Bank), 5.35%, due 10/1/08	10,365	µ
13,305	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E3D, (LOC: KBC Bank), 5.35%, due 10/1/08	13,305	µ
28,000	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-E1A, (LOC: SunTrust Bank), 5.50%, due 10/1/08	28,000	µ
8,000	Sevier Co. Pub. Bldg. Au. (Local Gov't Pub. Imp. Bonds), Ser. 2008-A1, (LOC: KBC Bank), 5.35%, due 10/1/08	8,000	µ
7,875	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 2.63%, due 4/1/10 Putable 10/1/08	7,875	µ
		67,545
Texas (9.7%)
3,005	Dallas Independent Sch. Dist. Maintenance Tax Notes, Ser. 2008, 4.00%, due 2/15/09	3,028
3,000	Denton Independent Sch. Dist. G.O., Ser. 1996 B, (PSF Insured), 2.20%, due 8/15/09	3,000	µp
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 3.67%, due 10/2/08	7,485	µk
3,425	Deutsche Bank Spears/Lifers Trust Var. St. (Seminole Independent Sch. Dist.), Ser. 2008-559, (PSF Insured), 3.89%, due 10/2/08	3,425	µk
22,300	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Methodist), Ser. 2006-C, (FSA Insured), 4.25%, due 10/1/08	22,300	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 4.33%, due 10/2/08	9,935	µx
29,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 4.49%, due 10/2/08	29,740	µc
195	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas Med. Ctr.), Ser. 1997-D, (FSA Insured), 5.38%, due 11/1/27 Pre-Refunded 2/16/09	204
		79,117
Utah (1.0%)
2,785	Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured), 8.40%, due 10/1/08	2,785	µl
5,500	Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008, 3.75%, due 12/30/08	5,510
		8,295

See Notes to Schedule of Investments 87

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Washington (3.6%)
$18,500	Snohomish Co. Pub. Utils. Dist. Number 001 Elec. Rev., Ser. 2001-124, (FSA Insured), 4.50%, due 10/1/08	$18,500	µt
10,775	Washington St. Hlth. Care Fac. Au. Rev. (Grays Harbor Comm. Hosp.), Ser. 2007, (Radian Insured), 6.50%, due 10/1/08	10,775	µßaa
		29,275
Wisconsin (6.8%)
25,000	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	25,000	µu
30,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006-C, (LOC: Marshall & Ilsley), 6.25%, due 10/1/08	30,000	µß
		55,000
	Total Investments (99.3%)	806,164
	Cash, receivables and other assets, less liabilities (0.7%)	5,485
	Total Net Assets (100.0%)	$811,649

See Notes to Schedule of Investments 88

Schedule of Investments Municipal Master Series

(Unaudited)

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
California (6.3%)
$4,670	California HFA Home Mtge. Rev., Ser. 2002-M, (LOC: Bank of Nova Scotia), 5.40%, due 10/1/08	$4,670	µ
7,000	Palomar Pomerado Hlth. G.O. (Floaters), Ser. 2007-2234, (MBIA Insured), 4.42%, due 10/2/08	7,000	µx
		11,670
Colorado (3.2%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08	1,000	µ
4,980	Federal Home Loan Mtge. Corp., Ser. 2008-M015, Class A, (LOC: Freddie Mac), 8.46%, due 10/2/08	4,980	µ
		5,980
Delaware (0.2%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 8.40%, due 10/1/08	450	µ
Florida (10.4%)
6,999	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 4.35%, due 10/2/08	6,999	µd
7,000	Florida St. Board of Ed. Muni. Sec. Trust Receipts G.O., Ser. 2003-SGA138, (MBIA Insured), 8.20%, due 10/1/08	7,000	ñµt
1	Miami-Dade Co. Aviation Rev., Ser. 2007-E, (FSA Insured), 4.35%, due 10/2/08	1	µd
680	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000-E, (LOC: Bank of America), 9.00%, due 10/1/08	680	µß
4,500	Port St. Joe Wtr. & Swr. Sys. Rev., Ser. 2008, (LOC: Regions Bank), 8.01%, due 10/2/08	4,500	µ
		19,180
Georgia (4.5%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007, (LOC: Citibank, N.A.), 6.13%, due 10/2/08	7,555	µ
850	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997, (LOC: JP Morgan Chase), 9.95%, due 10/2/08	850	µß
		8,405
Illinois (4.5%)
2,070	Illinois Dev. Fin. Au. IDR (Cloverhill Pastry Vendor), Ser. 1993, (LOC: JP Morgan Chase), 7.81%, due 10/1/08	2,070	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 9.95%, due 10/2/08	700	µß
650	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 8.10%, due 10/2/08	650	µß
845	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 8.45%, due 10/2/08	845	µß
4,075	Lake Co. Multi-Family Hsg. Rev. (Rosewood Apt. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.50%, due 10/2/08	4,075	µß
		8,340
Indiana (1.5%)
2,140	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 8.30%, due 10/2/08	2,140	µß
740	Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998-A, (LOC: Federal Home Loan Bank), 7.76%, due 10/1/08	740	µß
		2,880
Kentucky (1.4%)
200	Bardstown Ind. Rev. (JAV Investment LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 9.95%, due 10/2/08	200	µß
2,435	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 2.50%, due 2/2/09	2,435	µ
		2,635

See Notes to Schedule of Investments 89

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Maine (0.2%)
$410	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 4.13%, due 12/15/08	$410	µß
Maryland (4.4%)
6,500	Harford Co. Econ. Dev. Rev. (A. O. Smith Corp. Proj.), Ser. 1988, (LOC: Comerica Bank), 3.00%, due 3/1/09	6,500	µß
1,570	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 1.90%, due 10/1/08	1,570	µß
		8,070
Massachusetts (4.2%)
3,000	Massachusetts St. Dev. Fin. Agcy. Rev. (Briarwood Retirement), Ser. 2004 A, (LOC: Sovereign Bank), 8.00%, due 10/2/08	3,000	µßn
4,800	Massachusetts St. Dev. Fin. Agcy. Rev. (ISO New England, Inc.), Ser. 2005, (LOC: KeyBank), 6.00%, due 10/2/08	4,800	µß
		7,800
Minnesota (2.6%)
2,338	Minneapolis Rev. (Minnehaha Academy Proj.), Ser. 2001, (LOC: U.S. Bank), 6.00%, due 10/1/08	2,338	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 8.35%, due 10/2/08	2,415	µß
		4,753
Missouri (0.2%)
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 9.20%, due 10/2/08	300	µß
New Jersey (0.2%)
310	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 8.35%, due 10/1/08	310	µß
New Mexico (0.1%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: American National Bank & Trust Co.), 9.95%, due 10/2/08	225	µß
New York (12.4%)
7,000	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1012, (LOC: Branch Banking & Trust Co.), 4.12%, due 10/2/08	7,000	µ
8,000	Metro. Trans. Au. Rev., Ser. 2002-D1, (FSA Insured), 8.25%, due 10/2/08	8,000	µp
8,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 2006-132, (LOC: Dexia Credit Locale de France), 7.00%, due 10/1/08	8,000	µ
		23,000
North Carolina (0.0%)
5	North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006-A2, (LOC: Bank of America), 7.75%, due 10/1/08	5	µ
Ohio (0.9%)
1,475	Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due 1/21/09	1,478
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 9.80%, due 10/2/08	115	µß
		1,593

See Notes to Schedule of Investments 90

PRINCIPAL AMOUNT	SECURITY@@	VALUE††
(000's omitted)		(000's omitted)
Rhode Island (0.4%)
$795	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 8.35%, due 10/1/08	$795	µß
South Carolina (1.5%)
2,735	Jasper Co. Rev. BANS (Jasper Co. Sch.), Ser. 2008, 2.75%, due 2/12/09	2,739
South Dakota (0.1%)
125	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 8.40%, due 10/2/08	125	µß
Tennessee (5.7%)
7,400	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Rev. (Methodist Le Bonheur), Ser. 2008-B, (LOC: U.S. Bank), 7.93%, due 10/2/08	7,400	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005-A, (LOC: Fannie Mae), 8.50%, due 10/2/08	3,200	µ
		10,600
Texas (5.2%)
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, (LOC: Bank of America), 10.27%, due 10/2/08	4,200	µ
5,455	Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser. 2006-A2, (LOC: Government National Mortgage Association), 2.40%, due 1/1/38 Putable 2/1/09	5,455	µ
		9,655
Virginia (4.5%)
1,500	Lynchburg Ind. Dev. Au. Rev. Ref. Hosp. (Centra Hlth., Inc.), Ser. 2004-A, (MBIA Insured), 7.90%, due 10/2/08	1,500	µßm
5,375	Madison Co. Ind. Dev. Au. Ed. Fac. Rev. (Woodberry Forest Sch.), Ser. 2007, (LOC: SunTrust Bank), 5.50%, due 10/1/08	5,375	µß
1,250	Virginia St. Hsg. Dev. Au. Commonwealth Mtge., Ser. 2006-D1, 4.00%, due 1/1/09	1,252
215	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006-C07, (LOC: Bank of New York), 4.10%, due 10/1/08	215	µ
		8,342
Wisconsin (10.3%)
2,000	Antigo Unified Sch. Dist. G.O. TRANS, Ser. 2007, 3.60%, due 10/30/08	2,000
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 9.95%, due 10/1/08	425	µß
8,600	Univ. Hosp. & Clinics Au. Rev. (Stars Hosp.), Ser. 2002-A, (FSA Insured), 8.33%, due 10/1/08	8,600	µu
8,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (ProHealth Care, Inc.), Ser. 2008 A, (LOC: Marshall & Ilsley), 6.28%, due 10/1/08	8,000	µß
		19,025
Wyoming (2.7%)
4,980	Campbell Co. IDR (Two Elk Partners Proj.), Ser. 2007, (LOC: Royal Bank of Canada), 3.65%, due 11/28/08	4,980	µß
	Total Investments (87.6%)	162,267
	Cash, receivables and other assets, less liabilities (12.4%)	22,894
	Total Net Assets (100.0%)	$185,161

See Notes to Schedule of Investments 91

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited)

††  Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

  The Master Series adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective April 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Master Series' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•  Level 3 – significant unobservable inputs (including the Master Series' own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used to value the Master Series' investments as of September 30, 2008 (000's omitted):

Money Market Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	15,769
Level 3 – Significant Unobservable Inputs	—
Total	$15,769
Prime Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,140,892
Level 3 – Significant Unobservable Inputs	—
Total	$1,140,892
Government Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	1,477,116
Level 3 – Significant Unobservable Inputs	—
Total	$1,477,116

See Notes to Financial Statements 92

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

Government Reserves Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	236,470
Level 3 – Significant Unobservable Inputs	—
Total	$236,470
Treasury Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	630,000
Level 3 – Significant Unobservable Inputs	—
Total	$630,000
Tax-Exempt Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	806,164
Level 3 – Significant Unobservable Inputs	—
Total	$806,164
Municipal Master Series:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	162,267
Level 3 – Significant Unobservable Inputs	—
Total	$162,267

@@  Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's Rating Services or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 77.2% and 95.4% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

See Notes to Financial Statements 93

Notes to Schedule of Investments Institutional Liquidity Trust (Unaudited) (cont'd)

ñ  Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At September 30, 2008, these securities amounted to approximately $6,871,000 or 26.4% of net assets for Money Market Master Series, approximately $306,740,000 or 24.5% of net assets for Prime Master Series, approximately $22,655,000 or 2.8% of net assets for Tax-Exempt Master Series and approximately $7,000,000 or 3.8% of net assets for Municipal Master Series.

ß  Security is guaranteed by the corporate or non-profit obligor.

µ  Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of September 30, 2008.

c  Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d  Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

k  Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l  Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

m  Security is subject to a guarantee provided by SunTrust Bank, backing 100% of the total principal.

n  Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o  Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p  Security is subject to a guarantee provided by Westdeutsche Landesbank Girozentrale, backing 100% of the total principal.

r  Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s  Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t  Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u  Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

x  Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

aa  Security is subject to a guarantee provided by KeyBank, backing 100% of the total principal.

See Notes to Financial Statements 94

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Statements of Assets and Liabilities (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES
	September 30, 2008	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$15,769	$870,892	$602,116	$236,470
Repurchase agreements	—	270,000	875,000	—
	15,769	1,140,892	1,477,116	236,470
Cash	10,324	109,203	242,844	—
Interest receivable	145	1,918	1,531	383
Receivable for securities sold	—	—	—	—
Prepaid expenses and other assets	17	90	24	52
Total Assets	26,255	1,252,103	1,721,515	236,905
Liabilities
Due to custodian	—	—	—	16,273
Payable for securities purchased	—	—	—	—
Payable to investment manager—net (Note B)	129	360	119	37
Accrued expenses and other payables	120	312	33	31
Total Liabilities	249	672	152	16,341
Net Assets Applicable to investors' beneficial interests	$26,006	$1,251,431	$1,721,363	$220,564
Net Assets consist of:
Paid-in capital	$26,006	$1,251,431	$1,721,363	$220,564
*Cost of investments:
Unaffiliated issuers	$15,769	$1,140,892	$1,477,116	$236,470

See Notes to Financial Statements 96

	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	September 30, 2008	September 30, 2008	September 30, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$—	$806,164	$162,267
Repurchase agreements	630,000	—	—
	630,000	806,164	162,267
Cash	677,844	—	21,135
Interest receivable	325	6,414	1,188
Receivable for securities sold	—	22,395	590
Prepaid expenses and other assets	18	31	8
Total Assets	1,308,187	835,004	185,188
Liabilities
Due to custodian	—	23,176	—
Payable for securities purchased	—	—	—
Payable to investment manager—net (Note B)	142	106	17
Accrued expenses and other payables	103	73	10
Total Liabilities	245	23,355	27
Net Assets Applicable to investors' beneficial interests	$1,307,942	$811,649	$185,161
Net Assets consist of:
Paid-in capital	$1,307,942	$811,649	$185,161
*Cost of investments:
Unaffiliated issuers	$630,000	$806,164	$162,267

Statements of Operations (Unaudited)

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES	PRIME MASTER SERIES	GOVERNMENT MASTER SERIES	GOVERNMENT RESERVES MASTER SERIES
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income
Interest income—unaffiliated issuers (Note A)	$36,530	$109,833	$25,563	$8,653
Expenses:
Investment management fees (Note B)	1,075	3,311	872	303
Audit fees	15	2	16	16
Custodian fees (Note B)	179	614	156	43
Insurance expense	38	128	23	7
Legal fees	8	26	2	2
Rating agency fees	—	44	9	6
Shareholder reports	3	3	3	3
Interest expense	—	19	—	—
Trustees' fees and expenses	19	—	19	19
Miscellaneous	66	204	48	18
Total expenses	1,403	4,351	1,148	417
Investment management fees waived (Note B)	—	—	—	—
Expenses reduced by custodian fee expense offset arrangement (Note B)	(2)	(2)	(3)	(1)
Total net expenses	1,401	4,349	1,145	416
Net investment income	$35,129	$105,484	$24,418	$8,237
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	(3)	(887)	(1,520)	(271)
Net increase (decrease) in net assets resulting from operations	$35,126	$104,597	$22,898	$7,966

See Notes to Financial Statements 98

	TREASURY MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008	For the Six Months Ended September 30, 2008
Investment Income
Income
Interest income—unaffiliated issuers (Note A)	$33,272	$26,700	$4,777
Expenses:
Investment management fees (Note B)	1,342	2,536	499
Audit fees	5	6	15
Custodian fees (Note B)	135	280	58
Insurance expense	16	26	7
Legal fees	3	2	2
Rating agency fees	9	2	2
Shareholder reports	3	4	4
Interest expense	—	100	—
Trustees' fees and expenses	19	18	18
Miscellaneous	76	56	10
Total expenses	1,608	3,030	615
Investment management fees waived (Note B)	—	(1,509)	(339)
Expenses reduced by custodian fee expense offset arrangement (Note B)	(1)	(108)	(7)
Total net expenses	1,607	1,413	269
Net investment income	$31,665	$25,287	$4,508
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	246	808	(99)
Net increase (decrease) in net assets resulting from operations	$31,911	$26,095	$4,409

Statements of Changes in Net Assets

Institutional Liquidity Trust
(000's omitted)

	MONEY MARKET MASTER SERIES		PRIME MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$35,129	$134,107	$105,484	$576,386
Net realized gain (loss) on investments	(3)	(62)	(887)	(2,379)
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	2,837
Net increase (decrease) in net assets resulting from operations	35,126	134,045	104,597	576,844
Transactions in Investors' Beneficial Interest:
Contributions	2,322,428	8,888,848	23,585,813	71,568,661
Withdrawals	(5,419,411)	(8,428,266)	(31,221,591)	(69,845,697)
Net increase (decrease) from transactions in investors' beneficial interest	(3,096,983)	460,582	(7,635,778)	1,722,964
Net Increase (Decrease) in Net Assets	(3,061,857)	594,627	(7,531,181)	2,299,808
Net Assets:
Beginning of period	3,087,863	2,493,236	8,782,612	6,482,804
End of period	$26,006	$3,087,863	$1,251,431	$8,782,612

See Notes to Financial Statements 100

	GOVERNMENT MASTER SERIES		GOVERNMENT RESERVES MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from July 9, 2007 (Commencement of Operations) to March 31, 2008
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$24,418	$57,189	$8,237	$15,497
Net realized gain (loss) on investments	(1,520)	457	(271)	7
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	22,898	57,646	7,966	15,504
Transactions in Investors' Beneficial Interest:
Contributions	4,024,407	7,608,924	1,119,477	1,991,016
Withdrawals	(4,615,859)	(6,146,412)	(1,801,189)	(1,112,210)
Net increase (decrease) from transactions in investors' beneficial interest	(591,452)	1,462,512	(681,712)	878,806
Net Increase (Decrease) in Net Assets	(568,554)	1,520,158	(673,746)	894,310
Net Assets:
Beginning of period	2,289,917	769,759	894,310	—
End of period	$1,721,363	$2,289,917	$220,564	$894,310

Statements of Changes in Net Assets (cont'd)

Institutional Liquidity Trust (cont'd)
(000's omitted)

	TREASURY MASTER SERIES		TAX-EXEMPT MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Year Ended March 31, 2008	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$31,665	$35,110	$25,287	$33,784	$10,586
Net realized gain (loss) on investments	246	49	808	831	5
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	31,911	35,159	26,095	34,615	10,591
Transactions in Investors' Beneficial Interest:
Contributions	3,679,340	5,904,575	4,756,603	4,812,906	3,250,661
Withdrawals	(6,466,466)	(2,332,818)	(6,441,900)	(4,274,828)	(1,363,094)
Net increase (decrease) from transactions in investors' beneficial interest	(2,787,126)	3,571,757	(1,685,297)	538,078	1,887,567
Net Increase (Decrease) in Net Assets	(2,755,215)	3,606,916	(1,659,202)	572,693	1,898,158
Net Assets:
Beginning of period	4,063,157	456,241	2,470,851	1,898,158	—
End of period	$1,307,942	$4,063,157	$811,649	$2,470,851	$1,898,158

See Notes to Financial Statements 102

	MUNICIPAL MASTER SERIES
	Six Months Ended September 30, 2008 (Unaudited)	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$4,508	$8,284	$3,386
Net realized gain (loss) on investments	(99)	93	6
Net increase from payment by affiliate for losses realized on securities (Note B)	—	—	—
Net increase (decrease) in net assets resulting from operations	4,409	8,377	3,392
Transactions in Investors' Beneficial Interest:
Contributions	959,923	1,712,974	1,154,509
Withdrawals	(1,173,840)	(1,944,242)	(540,341)
Net increase (decrease) from transactions in investors' beneficial interest	(213,917)	(231,268)	614,168
Net Increase (Decrease) in Net Assets	(209,508)	(222,891)	617,560
Net Assets:
Beginning of period	394,669	617,560	—
End of period	$185,161	$394,669	$617,560

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1  General: The Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a "Master Series," collectively, the "Master Series") are separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Each of Government Reserves Master Series, Tax-Exempt Master Series and Municipal Master Series had no operations until July 9, 2007, September 10, 2007 and September 10, 2007, respectively other than matters relating to its organization.

  Other investment companies sponsored by Neuberger Berman Management LLC ("Management") and Lehman Brothers Asset Management LLC ("LBAM"), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

  The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

  Management, the investment manager of the Master Series, and LBAM are wholly owned subsidiaries of Lehman Brothers Holdings Inc. ("Lehman"), a publicly owned holding company. On September 15, 2008, Lehman filed a voluntary petition under Chapter 11 of the U.S. Bankruptcy Code. On September 29, 2008, it was announced that Bain Capital Partners, LLC and Hellman & Friedman LLC have agreed to acquire Neuberger Berman and the fixed income management and certain other parts of Lehman Brothers' Investment Management Division, in a cash transaction with Lehman. The transaction is subject to certain conditions and approvals, including approval by the bankruptcy court having jurisdiction over the Lehman matter. Other potential bids may be received during the time period for an open auction mandated by the bankruptcy court.

  These events, while affecting Lehman, have not had a material impact on the Master Series or its operations. Management and LBAM will continue to operate in the ordinary course of business as the investment manager and sub-adviser of the Master Series.

  If completed, acquisition of the Neuberger Berman entities would constitute an "assignment" of the Master Series' Management and Sub-Advisory Agreements and, by law, would automatically terminate those agreements. Accordingly, the Master Series' Board of Trustees will consider new investment management and sub-advisory agreements with the Neuberger Berman entities for the Master Series. If approved by the Board, including the Trustees who are not "interested persons" of the investment manager and its affiliates or the Master Series, the new agreements will require the approval of the shareholders of the funds that invest in the Master Series.

2  Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series' Schedules of Investments.

3  Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4  Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

  The Master Series' have adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109". FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken, or expected to be taken, in a tax return. The Master Series' recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. The Master Series' are subject to examination by U.S. federal and state tax authorities for returns filed for the prior two fiscal years 2007 - 2008. As of September 30, 2008, the Master Series' did not have any unrecognized tax benefits.

5  Concentration of risk: Money Market Master Series and Prime Master Series normally concentrate in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on these Master Series' performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6  Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7  Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

8  Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

  Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, each Master Series (except Tax-Exempt and Municipal) pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pays Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee so that the management fee was 0.08% of its average daily net assets for Tax-Exempt Master Series and Municipal Master

Series. For the six months ended September 30, 2008, such waived fees amounted to $1,509,141 for Tax-Exempt Master Series and $339,045 for Municipal Master Series.

  Management and LBAM are wholly-owned subsidiaries of Lehman, a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series' average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

  On February 13, 2008, an affiliate of Prime Master Series' adviser purchased $60,000,000 par value of corporate debt of Whistlejacket Capital LLC at a purchase price equal to the amortized cost of the securities (a price in excess of the securities' then fair market value based upon the preceding day's closing market value) plus accrued interest. No shares of Prime Master Series or other consideration was given in exchange for purchasing the securities. The excess of the purchase price over the then current fair value amounted to $2,836,700 and had no impact on Prime Master Series' total return.

  During the six months ended September 30, 2008, Municipal Master Series and Tax-Exempt Master Series engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common trustees/directors and/or common officers ("Interfund Transactions"). These Interfund Transactions complied with Rule 17a-7 under the 1940 Act and were as follows:

	Purchases	Sales
Tax-Exempt Master Series	$123,362,595	$182,737,757
Municipal Master Series	207,885,006	228,331,029

  Each Master Series has an expense offset arrangement in connection with its custodian contract. For the six months ended September 30, 2008, the impact of this arrangement was a reduction of expenses of $1,788, $2,463, $3,470, $913, $1,038, $107,588 and $7,452 for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

  All securities transactions for Money Market Master Series, Prime Master Series, Government Master Series, Government Reserves Master Series, Treasury Master Series, Tax-Exempt Master Series and Municipal Master Series, were short-term.

Note D—Lines of Credit:

  At September 30, 2008, the Master Series were participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York Mellon (formerly, the Bank of New York), as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.085% per annum (0.075% per annum prior to May 23, 2008) of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time. During the six months ended September 30, 2008, Tax-Exempt Master Series had borrowings under this line of credit for a period of seven days with the greatest amount borrowed being $231,380,484. On these borrowings, Tax-Exempt Master Series paid interest rates ranging from 1.855% to 3.175%. The total interest amount

Tax-Exempt Master Series paid was $99,713, which is reflected in the Statements of Operations under the caption "Interest expense". There were no loans outstanding pursuant to this line of credit at September 30, 2008.

  At September 30, 2008 the Master Series were participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street Bank & Trust Company, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2008. During the six months ended September 30, 2008, none of the Master Series' utilized this line of credit.

Note E—Recent Market Events

  Recent events have resulted in fixed income instruments, including some money market instruments, to experience liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Due to the market turbulence, some investors have turned to the safety of securities issued or guaranteed by the U.S. Treasury, causing the prices of these securities to rise and their yields to decline.

  The U.S. federal government and certain foreign governments have acted to calm credit markets and increase confidence in the U.S. and world economies. The U.S. government is injecting liquidity into certain large financial services companies and establishing programs to assist in the purchase of money market instruments. The ultimate effect of these efforts is, of course, not yet known.

Note F—Unaudited Financial Information:

  The financial information included in this interim report is taken from the records of each Master Series without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

Money Market Master Series

	Six Months Ended September 30,		Year Ended March 31,					Period from December 30, 2004^ to March 31,
	2008		2008	2007		2006		2005
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.10%	.10%		.11%		.11	%*
Net Expenses	.10	%*	.10%	.10	%‡	.11	%‡	.11	%*‡
Net Investment Income (Loss)	2.61	%*	4.80%	5.14%		3.72%		2.38	%*
Total Return†	1.29	%**	4.99%	5.27	%@	3.87	%@	.63	%**@
Net Assets, End of Period (in millions)	$26.0		$3,087.9	$2,493.2		$2,230.5		$2,418.4

See Notes to Financial Highlights 108

Financial Highlights (cont'd)

Prime Master Series

	Six Months Ended September 30,		Year Ended March 31,					Period from December 27, 2004^ to March 31,
	2008		2008	2007		2006		2005
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.10%		.11%		.12	%*
Net Expenses	.11	%*	.10%	.10	%‡	.10	%‡	.11	%*‡
Net Investment Income (Loss)	2.55	%*	4.83%	5.19%		3.78%		2.43	%*
Total Return†	1.29	%**	4.96%	5.29	%@	3.87	%@	.66	%**@
Net Assets, End of Period (in millions)	$1,251.4		$8,782.6	$6,482.8		$3,206.2		$1,277.5

See Notes to Financial Highlights 109

Financial Highlights (cont'd)

Government Master Series

	Six Months Ended September 30,		Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008		2008	2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.10%	.13	%*
Net Expenses	.11	%*	.10%	.13	%*
Net Investment Income (Loss)	2.24	%*	4.23%	5.17	%*
Total Return†	1.11	%**	4.73%	1.49	%**
Net Assets, End of Period (in millions)	$1,721.4		$2,289.9	$769.8

See Notes to Financial Highlights 110

Financial Highlights (cont'd)

Government Reserves Master Series

	Six Months Ended September 30,		Period from July 9, 2007^ to March 31,
	2008		2008
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.11	%*	.11	%*
Net Expenses	.11	%*	.11	%*
Net Investment Income (Loss)	2.18	%*	4.01	%*
Total Return†	1.07	%**	3.22	%**
Net Assets, End of Period (in millions)	$220.6		$894.3

See Notes to Financial Highlights 111

Financial Highlights (cont'd)

Treasury Master Series

	Six Months Ended September 30,		Year Ended March 31,	Period from December 18, 2006^ to March 31,
	2008		2008	2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.11%	.12	%*
Net Expenses	.10	%*	.10%	.12	%*
Net Investment Income (Loss)	1.89	%*	3.26%	5.05	%*
Total Return†	.91	%**	4.20%	1.46	%**
Net Assets, End of Period (in millions)	$1,307.9		$4,063.2	$456.2

See Notes to Financial Highlights 112

Financial Highlights (cont'd)

Tax-Exempt Master Series

	Six Months Ended September 30,		Period from November 1, 2007 to March 31,		Period from September 10, 2007^ to October 31,
	2008		2008		2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.12	%*	.10	%*	.13	%*
Net Expenses^^	.11	%*	.09	%*	.09	%*
Net Investment Income (Loss)	1.97	%*	2.93	%*	3.61	%*
Total Return†@	1.06	%**	1.25	%**	.52	%**
Net Assets, End of Period (in millions)	$811.6		$2,470.9		$1,898.2

See Notes to Financial Highlights 113

Financial Highlights (cont'd)

Municipal Master Series

	Six Months Ended September 30,		Period from November 1, 2007 to March 31,		Period from September 10, 2007^ to October 31,
	2008		2008		2007
	(Unaudited)
Ratios to Average Net Assets:
Gross Expenses#	.14	%*	.13	%*	.18	%*
Net Expenses‡	.13	%*	.10	%*	.13	%*
Net Investment Income (Loss)	2.26	%*	3.08	%*	3.63	%*
Total Return†@	1.20	%**	1.28	%**	.52	%**
Net Assets, End of Period (in millions)	$185.2		$394.7		$617.6

See Notes to Financial Highlights 114

Notes to Financial Highlights Institutional Liquidity Trust (Unaudited)

#  The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡  After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Six Months Ended September 30,	Period from November 1, 2007 to March 31,	Period Ended October 31,	Year Ended March 31,		Period Ended March 31,
	2008	2008(4)	2007(3)	2007	2006	2005
Money Market Master Series	—	—	—	.12%	.13%	.13	%(1)
Prime Master Series	—	—	—	.11%	.12%	.13	%(2)
Municipal Master Series	.30%	.27%	.30%	—	—	—

  (1)  Period from December 30, 2004 (commencement of operations) to March 31, 2005.

  (2)  Period from December 27, 2004 (commencement of operations) to March 31, 2005.

  (3)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

  (4)  Period from November 1, 2007 (commencement of operations) to March 31, 2008.

^^  After utilization of the Line of Credit by Tax-Exempt Master Series and/or waiver of a portion of the investment management fee by Management. Had Management not undertaken such actions, and the Fund had not utilized the Line of Credit the annualized ratio of net expenses to average daily net assets would have been:

	Six Months Ended September 30,	Period from November 1, 2007 to March 31,	Period Ended October 31,
	2008	2008(2)	2007(1)
Tax-Exempt Master Series	.22%	.21%	.22%

  (1)  Period from September 10, 2007 (commencement of operations) to October 31, 2007.

  (2)  Period from November 1, 2007 (commencement of operations) to March 31, 2008.

†  Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^  The date investment operations commenced.

*  Annualized.

**  Not annualized.

@  Total return would have been lower had Management not waived a portion of the investment management fee.

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC
200 South Wacker Drive
Suite 2100
Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for each Master Series and each Portfolio, respectively, with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Board Consideration of the Management and Sub-Advisory Agreements

At a meeting held on September 25, 2008, the Board of Trustees of Institutional Liquidity Trust ("Board"), including the Trustees who are not "interested persons" of Neuberger Berman Management LLC ("Management") (including its affiliates) or Institutional Liquidity Trust ("Independent Fund Trustees"), approved the continuance of the Management and Sub-Advisory Agreements ("Agreements") between Management and Institutional Liquidity Trust, on behalf of Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series (each, a "Master Series"). Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Treasury Portfolio, Government Reserves Portfolio, Municipal Portfolio and Tax-Exempt Portfolio (each, a "Feeder Portfolio") invests all of its net investable assets in Money Market Master Series, Prime Master Series, Government Master Series, Treasury Master Series, Government Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series respectively. The term "Fund" is used throughout this section to refer to each Feeder Portfolio or its corresponding Master Series, as appropriate.

In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management") in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of Management and Lehman Brothers Asset Management regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Management and Lehman Brothers Asset Management.

The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that Management and Lehman Brothers Asset Management have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services provided by Management and Lehman Brothers Asset Management; (2) the performance of each Fund compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided and profits or losses realized by Management and its affiliates from their relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect any such potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Board evaluated the terms of the Agreements, the overall fairness of the Agreements to each Fund and whether the Agreements were in the best interests of each Fund and its shareholders.

With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the experience and staffing of portfolio management and the investment research personnel of Management and Lehman Brothers Asset Management who perform services for the Funds. The Board noted that Management also provides certain administrative services, including fund accounting and compliance oversight. In addition, the Board noted the positive compliance history of Management, as the firm has been free of significant compliance problems.

With respect to the performance of each Fund the Board considered the performance of each Fund relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered the previous performance of Management in managing Neuberger Berman Institutional Cash Fund, a former series of Lehman Brothers Income Funds and the predecessor to Neuberger Berman Institutional Cash Fund, a series of Neuberger Berman Institutional Liquidity Series, which also invests in Money Market Master Series. The Board also considered performance in relation to the degree of risk undertaken by the portfolio managers.

With respect to the overall fairness of the Agreements, the Board considered the fee structure for each Fund under the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to Management or Lehman Brothers Asset Management or their affiliates from their relationship with each Fund. The Board also considered the profitability of Management and its affiliates from their association with the Funds.

The Board reviewed a comparison of each Fund's management fee and overall expense ratio to a peer group of broadly comparable funds. The Board considered the mean and median of the management fees and expense ratios of each peer group. In addition, the Board considered the contractual limits on Fund expenses undertaken by Management for the Funds.

The Board considered whether there were other funds that were advised or sub-advised by Management or its affiliates or separate accounts managed by Management or its affiliates with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to each Fund at various asset levels to the fees charged to any such funds and/or separate accounts. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and any such funds and/or separate accounts and determined that the differences in fees were consistent with the management and other services provided.

The Board also evaluated any apparent or anticipated economies of scale in relation to the services Management provides to each Fund. The Board considered the relatively low level of the management fee and the contractual and voluntary expense limits for each Fund. With regard to Municipal Master Series and Tax-Exempt Master Series, the Board considered whether each Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels.

In concluding that the benefits accruing to Management and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to Management's profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined Management's cost allocation methodology and in recent years had an independent consultant review the methodology. It also reviewed an analysis from an independent data service on profitability margins in the investment management industry. The Board recognized that Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded that Management's level of profitability was not excessive.

Conclusions

In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the

Board considered that Management and Lehman Brothers Asset Management could be expected to provide a high level of service to each Fund; that it retained confidence in Management's and Lehman Brothers Asset Management's capabilities to manage the Funds; that each Fund's fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund.

Investment manager: Neuberger Berman Management LLC

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
888.556.9030
Web site: www.lehman.com/lbilf

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Portfolios. This report is prepared for the general information of shareholders and is not an offer of shares of the Portfolios. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

H0600 11/08

Item 2. Code of Ethics.

The Board of Trustees (“Board”) of Lehman Brothers Institutional Liquidity Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics is incorporated by reference to Lehman Brothers Reserve Liquidity Funds’ Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert.

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Only required in an annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the “master” fund in which the Registrant invests, Institutional Liquidity Trust, is disclosed in the Registrant’s semi-annual report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Lehman Brothers Reserve Liquidity Funds’ Form N-CSR, Investment Company Act file number 811-21716 (filed June 5, 2006).

(a)(2)	The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable to the Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional LIQUIDITY Funds

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer

Date: December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Peter E. Sundman
Peter E. Sundman
Chief Executive Officer
Date: December 4, 2008

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: December 4, 2008